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                               [GRAPHIC OMITTED]

                                 FLAG INVESTORS
                           VALUE BUILDER FUND, INC.
                          (Class A and Class B Shares)

                   Prospectus & Application -- August 1, 1997

                   As Supplemented Through September 1, 1997
--------------------------------------------------------------------------------




This mutual fund (the "Fund") is designed to maximize total return through a combination of long-term growth of capital and current income.

Shares of the Fund are available through your securities dealer or the Fund's transfer agent. This Prospectus relates to Flag Investors Class A Shares ("Class A Shares") and Flag Investors Class B Shares ("Class B Shares") of the Fund. The separate classes provide investors with alternatives as to sales load and Fund expenses. (See "How to Invest in the Fund.")

This Prospectus sets forth basic information that investors should know about the Fund prior to investing and should be retained for future reference. A Statement of Additional Information dated August 1, 1997, as supplemented through September 1, 1997, has been filed with the Securities and Exchange Commission (the "SEC") and is hereby incorporated by reference. It is available upon request and without charge by calling the Fund at (800) 767-FLAG.


TABLE OF CONTENTS
Fee Table   ..............................      1
Financial Highlights .....................      2
Investment Program   .....................      3
Investment Restrictions ..................      4
How to Invest in the Fund  ...............      5
How to Redeem Shares .....................      8
Telephone Transactions  ..................      9
Dividends and Taxes  .....................     10
Management of the Fund  ..................     10
Investment Advisor and Sub-Advisor  ......     10
Distributor ..............................     11
Custodian, Transfer Agent and
   Accounting Services  ..................     12
Performance Information ..................     12
General Information  .....................     13
Application ..............................    A-1



THE FUND'S SHARES ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY BANKERS TRUST COMPANY OR ANY OTHER BANK. THE SHARES ARE NOT FEDERALLY INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD OR ANY OTHER GOVERNMENT AGENCY. INVESTMENT IN THE SHARES INVOLVES RISK, INCLUDING POSSIBLE LOSS OF PRINCIPAL.



Flag Investors Funds
P.O. Box 515
Baltimore, Maryland 21203

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THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND
      EXCHANGE COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION
         PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY
             REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

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
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FEE TABLE

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Shareholder Transaction Expenses:

                                                                              Class A          Class B
                                                                               Shares           Shares
                                                                            Initial Sales      Deferred
                                                                               Charge         Sales Charge
                                                                            Alternative       Alternative
                                                                            ---------------   -------------
Maximum Sales Charge Imposed on Purchases
 (as a percentage of offering price) ....................................      4.50%*           None
Maximum Sales Charge Imposed on Reinvested Dividends
 (as a percentage of offering price) ....................................      None             None
Maximum Deferred Sales Charge (as a percentage of original purchase price
 or redemption proceeds, whichever is lower)  ...........................      0.50%*          4.00%**
Annual Fund Operating Expenses (as a percentage of average daily net assets):
Management Fees .........................................................      0.82%            0.82%
12b-1 Fees   ............................................................      0.25%            0.75%
Other Expenses (including a .25% shareholder servicing
 fee for Class B Shares) ................................................      0.20%           0.45%***
                                                                               ------          --------
Total Fund Operating Expenses  ..........................................      1.27%            2.02%
                                                                               ======           ========

-----------

  * Purchases of $1 million or more of Class A Shares by persons not otherwise eligible for sales load waivers are not subject to an initial sales charge; however, a contingent deferred sales charge of .50% may be imposed upon redemption. (See "How to Invest in the Fund--Offering Price.")
 ** A declining contingent deferred sales charge will be imposed on redemptions of Class B Shares made within six years of purchase. Class B Shares will automatically convert to Class A Shares six years after purchase. (See "How to Invest in the Fund -- Class B Shares.")
*** A portion of the shareholder servicing fee is allocated to member firms of the National Association of Securities Dealers, Inc. and qualified banks for services provided and expenses incurred in maintaining shareholder accounts, responding to shareholder inquiries and providing information on their investments.

Example:
--------

You would pay the following expenses on a $1,000
investment, assuming (1) 5% annual return and (2)
redemption at the end of each time period:                  1 year      3 years      5 years      10 years
                                                            --------    ---------    ---------    ----------
 Class A Shares   .......................................     $57         $83          $112         $191
 Class B Shares   .......................................     $61         $93          $129         $198*
You would pay the following expenses on the same
investment, assuming no redemption:*                        1 year      3 years      5 years      10 years
                                                            --------    ---------    ---------    ----------
 Class B Shares   .......................................     $21         $63          $109         $198*

-----------
*Expenses assume that Class B Shares are converted to Class A Shares at the end of six years. Therefore, the expense figures assume six years of Class B expenses and four years of Class A expenses.

The Expenses and Example should not be considered a representation of future expenses. Actual expenses may be greater or less than those shown.

     The purpose of the foregoing table is to describe the various costs and expenses that an investor in the Fund will bear directly and indirectly. A person who purchases shares of either class through a financial institution may be charged separate fees by the financial institution. (For more complete descriptions of the various costs and expenses, see "How to Invest in the Fund," "Investment Advisor and Sub-Advisor" and "Distributor.")

     The rules of the SEC require that the maximum sales charge be reflected in the above table. However, certain investors may qualify for reduced sales charges or no sales charge at all. (See "How to Invest in the Fund -- Class A Shares.") Due to the continuous nature of Rule 12b-1 fees, long-term shareholders of the Fund may pay more than the equivalent of the maximum front-end sales charges permitted by the Conduct Rules of the National Association of Securities Dealers, Inc. ("NASD Rules").

                                                                               1
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

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FINANCIAL HIGHLIGHTS

--------------------------------------------------------------------------------

     The financial highlights included in the following tables are a part of the Fund's financial statements for the periods indicated and have been audited by Coopers & Lybrand L.L.P., independent accountants. The financial statements and financial highlights for the fiscal year ended March 31, 1997 and the report thereon of Coopers & Lybrand L.L.P. are included in the Statement of Additional Information. Additional performance information is contained in the Fund's Annual Report for the fiscal year ended March 31, 1997, which can be obtained at no charge by calling the Fund at (800) 767-FLAG.

(For a share outstanding throughout each period)
--------------------------------------------------------------------------------

                                                                 Class A Shares
                                    -------------------------------------------------------------------------
                                                                                            For the Period
                                                For the Year Ended March 31,               June 15, 1992(1)
                                    -----------------------------------------------------      through
                                       1997          1996          1995         1994        March 31, 1993
                                    ------------  ------------  ------------  -----------  ------------------
Per Share Operating
 Performance:
 Net asset value at beginning of
  period  ........................   $  14.68      $  12.02      $  11.23      $  11.25      $    10.00
                                     --------      --------      --------      --------      ----------
Income from Investment
 Operations:
 Net investment income   .........       0.39          0.36          0.35          0.40            0.18
 Net realized and unrealized
  gain/(loss) on investments   ...       2.49          3.03          0.80         (0.04)           1.18
                                     --------      --------      --------      --------      ----------
 Total from Investment
  Operations    ..................       2.88          3.39          1.15          0.36            1.36
Less Distributions:
 Distributions from net
  investment income and net
  realized short-term gains    ...      (0.36)        (0.41)        (0.35)        (0.38)          (0.11)
 Distributions from net realized
  long-term gains  ...............      (0.06)        (0.32)        (0.01)           --              --
                                     --------      --------      --------      --------      ----------
 Total Distributions  ............      (0.42)        (0.73)        (0.36)        (0.38)          (0.11)
                                     --------      --------      --------      --------      ----------
 Net asset value at end of
  period  ........................   $  17.14      $  14.68      $  12.02      $  11.23      $    11.25
                                     ========      ========      ========      ========      ==========
Total Return(2)    ...............      19.90%        28.86%        10.57%         3.14%          13.73%
Ratios to Average Daily
 Net Assets:
 Expenses(3)    ..................       1.27%         1.31%         1.35%         1.35%           1.35%(5)
 Net investment income(4)   ......       2.51%         2.72%         3.07%         3.14%           2.88%(5)
Supplemental Data:
 Net assets at end of period
  (000)   ........................   $278,130      $200,020      $146,986      $131,097      $   83,535
 Portfolio turnover rate    ......         13%           15%           18%            8%              8%
 Average commissions per
  share(6)   .....................   $  0.066            --            --            --              --

                                                   Class B Shares
                                    --------------------------------------------
                                         For the Year         For the Period
                                       Ended March 31,      January 3, 1995(1)
                                    ----------------------       through
                                      1997        1996        March 31, 1995
                                    -----------  ---------  --------------------
Per Share Operating
 Performance:
 Net asset value at beginning of
  period  ........................   $ 14.71     $ 12.01       $    11.14
                                     -------     -------       ----------
Income from Investment
 Operations:
 Net investment income   .........      0.26       0.21              0.08
 Net realized and unrealized
  gain/(loss) on investments   ...      2.51       3.05              0.79
                                     -------     -------       ----------
 Total from Investment
  Operations    ..................      2.77       3.26              0.87
Less Distributions:
 Distributions from net
  investment income and net
  realized short-term gains    ...     (0.26)     (0.24)               --
 Distributions from net realized
  long-term gains  ...............     (0.06)     (0.32)               --
                                     -------     -------       ----------
 Total Distributions  ............     (0.32)     (0.56)               --
                                     -------     -------       ----------
 Net asset value at end of
  period  ........................   $ 17.16     $14.71        $    12.01
                                     =======     =======       ==========
Total Return(2)    ...............     19.00%     27.89%             7.81%
Ratios to Average Daily
 Net Assets:
 Expenses(3)    ..................      2.02%      2.06%             2.10%(5)
 Net investment income(4)   ......      1.84%      1.97%             2.94%(5)
Supplemental Data:
 Net assets at end of period
  (000)   ........................   $17,311     $4,178        $      341
 Portfolio turnover rate    ......        13%        15%               18%
 Average commissions per
  share(6)   .....................   $ 0.066         --                --


-----------
(1) Commencement of operations.
(2) Total return excludes the effect of sales charge.
(3) Without the waiver of advisory fees, the ratio of expenses to average daily net assets would have been 1.40%, 1.38% and 1.70% (annualized) for Class A Shares for the years ended March 31, 1995, March 31, 1994 and the period ended March 31, 1993, respectively, and 2.17% (annualized) for Class B Shares for the period ended March 31, 1995.
(4) Without the waiver of advisory fees, the ratio of net investment income to average daily net assets would have been 3.02%, 3.11% and 2.53% (annualized) for Class A Shares for the years ended March 31, 1995, March 31, 1994 and the period ended March 31, 1993, respectively, and 2.87% (annualized) for Class B Shares for the period ended March 31, 1995.
(5) Annualized.
(6) Disclosure is required for the fiscal years beginning after September 1, 1995. Represents average commission rate per share charged to the Fund on purchases and sales of investments during the period.

2
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

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INVESTMENT PROGRAM

--------------------------------------------------------------------------------
Investment Objective, Policies and Risk
Considerations

      The Fund's investment objective is to maximize total return through a combination of long-term growth of capital and current income. The Fund seeks to achieve this objective through a policy of diversified investments in equity and debt securities, including common stocks, convertible securities and government and corporate fixed-income obligations. The Fund's investment objective is a fundamental policy of the Fund and may not be changed without shareholder approval. There can be no assurance, however, that the Fund will achieve its investment objective.

      The Fund's investment advisor (the "Advisor") and the Fund's sub-advisor (the "Sub-Advisor") (collectively, the "Advisors") are responsible for managing the Fund's investments. (See "Investment Advisor and Sub-Advisor.") The Advisors consider both the opportunity for gain and the risk of loss in making investments, and may alter the relative percentages of assets invested in equity and fixed-income securities from time to time, depending on the judgment of the Advisors as to general market and economic conditions, trends in yields and interest rates and changes in fiscal and monetary policies.

      Under normal market conditions, between 40% and 75% of the Fund's total assets will be invested in common stock and other equity investments (including preferred stocks, convertible debt, warrants and other securities convertible into or exchangeable for common stocks). In selecting securities for the Fund's portfolio, the Advisors expect to apply a "flexible value" approach to the selection of equity investments. Under this approach, the Advisors will attempt to identify securities that are undervalued in the marketplace, but will also consider such factors as current and expected earnings, dividends, cash flows and asset values in their evaluation of a security's investment potential.

      In addition, at least 25% of the Fund's total assets will be invested in fixed-income securities, defined for this purpose to include non-convertible corporate debt securities, non-convertible preferred stock and government obligations. The average maturity of these investments will vary from time to time depending on the Advisors' assessment of the relative yields available on securities of different maturities. It is currently anticipated that the average maturity of the fixed-income securities in the Fund's portfolio will be between two and ten years under normal market conditions. In general, non-convertible corporate debt obligations held in the Fund's portfolio will be rated, at the time of purchase, BBB or higher by Standard & Poor's Ratings Group ("S&P") or Baa or higher by Moody's Investors Service, Inc. ("Moody's") or, if unrated by S&P or Moody's, determined to be of comparable quality by the Advisors under criteria approved by the Board of Directors. Investment grade securities (securities rated BBB or higher by S&P or Baa or higher by Moody's) are generally thought to provide the highest credit quality and the smallest risk of default. Securities rated BBB by S&P or Baa by Moody's have speculative characteristics. Up to 10% of the Fund's assets may be invested in lower quality debt obligations (securities rated BB or lower by S&P or Ba or lower by Moody's). Securities that were investment grade at the time of purchase, but are subsequently downgraded to BB, Ba or lower will be included in the 10% category. In the event that any security owned by the Fund is downgraded, the Advisors will review the situation and take appropriate action, but will not be required automatically to sell any such security. If such a downgrade causes the 10% limit to be exceeded, the Fund will be precluded from investing further in below investment grade debt securities. (See "Investments in Non-Investment Grade Securities" below.)

      The Fund may also purchase obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities (including certain mortgage-related debt securities), and may invest in high quality short-term debt securities such as commercial paper rated A-1 or A-1+ by S&P or P-1 by Moody's.

Investments in Non-Investment Grade
Securities

      Lower rated debt obligations, also known as "junk bonds," are considered to be speculative and involve greater risk of default or price changes due to changes in the issuer's creditworthiness. Securities in the lowest rating category that the Fund may purchase (securities rated D by S&P or C by Moody's) may present a particular risk of default, or may be in default and in arrears in payment of principal and interest. In addition, C- or D-rated securities may be regarded as having extremely poor prospects of ever attaining investment standing. Yields and market values of these bonds will fluctuate over time, reflecting changing interest rates and the market's perception of credit quality and the outlook for economic growth. When economic conditions appear to be deteriorating, lower rated bonds may decline in value, regardless of prevailing interest rates. Accordingly, adverse economic developments, including a recession or a substantial period of rising interest rates, may disrupt the high-yield bond market, affecting both the value and liquidity of such bonds. The market prices of these securities

                                                                               3
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

--------------------------------------------------------------------------------

may fluctuate more than those of higher rated securities and may decline significantly in periods of general economic difficulty, which may follow periods of rising interest rates. An economic downturn could adversely affect the ability of issuers of such bonds to make payments of principal and interest to a greater extent than issuers of higher rated bonds might be affected. The ratings categories of S&P and Moody's are described more fully in the Appendix to the Statement of Additional Information.

      The following table provides a summary of ratings assigned by S&P to debt obligations in the Fund's portfolio. These figures are dollar-weighted averages of month-end portfolio holdings during the fiscal year ended March 31, 1997, presented as a percentage of total investments. These percentages are historical and are not necessarily indicative of the quality of current or future portfolio holdings, which may vary.


                            S&P
                    Rating      Average
                    ---------   --------
                    AAA            .72%
                    AA             .53%
                    A             3.43%
                    BBB           9.05%
                    BB            5.4%
                    B             2.99%
                    Unrated          0%

Investments in Repurchase Agreements

      The Fund may agree to purchase U.S. Government securities from creditworthy financial institutions, such as banks or broker-dealers subject to the seller's agreement to repurchase the securities at an established time and price. Default by or bankruptcy proceedings with respect to the seller may, however, expose the Fund to possible loss because of adverse market action or delay in connection with the disposition of the underlying obligations.

Investments in Securities of Foreign Issuers

      From time to time, the Fund may invest in American Depositary Receipts, which are interests in securities of foreign companies, and up to 10% of the Fund's total assets in debt and equity securities of foreign issuers not publicly traded in the United States when the Advisors believe that such investments provide good opportunities for achieving income and capital gains without undue risk. Nevertheless, foreign investments involve different risks from investments in the United States, including currency market and political risks. Accordingly, the Advisors intend to seek securities of companies in, and governments of, developed, stable nations.

Other Investments

      For temporary, defensive purposes the Fund may invest up to 100% of its assets in high quality short-term money market instruments, and in notes or bonds issued by the U.S. Treasury Department or by other agencies of the U.S. Government.

      The Fund may write covered call options on common stock that it owns or has the immediate right to acquire through conversion or exchange of other securities, provided that any such option is traded on a national securities exchange. The Fund may also enter into closing transactions with respect to such options.

      In addition, the Fund may invest up to 10% of its net assets in illiquid securities, including repurchase agreements with remaining maturities in excess of seven days, provided that no more than 5% of its total assets may be invested in restricted securities. Not included within this limitation are securities that are not registered under the Securities Act of 1933, as amended (the "1933 Act"), but that can be offered and sold to qualified institutional buyers under Rule 144A under the 1933 Act, if the securities are determined to be liquid. The Board of Directors has adopted guidelines and delegated to the Advisors, subject to the supervision of the Board of Directors, the daily function of determining and monitoring the liquidity of Rule 144A securities. Rule 144A securities may become illiquid if qualified institutional buyers are not interested in acquiring the securities.

INVESTMENT RESTRICTIONS
--------------------------------------------------------------------------------

      The Fund's investment program is subject to a number of restrictions that reflect both self-imposed standards and federal regulatory limitations. The investment restrictions recited below are matters of fundamental policy and may not be changed without shareholder approval. Accordingly, the Fund will not:

1) Concentrate 25% or more of its total assets in securities of issuers in any one industry (for these purposes the U.S. Government and its agencies and instrumentalities are not considered an industry);

4
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

2) Invest in the securities of any single issuer if, as a result, the Fund would hold more than 10% of the outstanding voting securities of such issuer; or

3) With respect to 75% of its total assets, invest more than 5% of its total assets in the securities of any single issuer (for these purposes the U.S. Government and its agencies and instrumentalities are not considered an issuer).

      The Fund is subject to further investment restrictions that are set forth in the Statement of Additional Information.

HOW TO INVEST IN THE FUND

--------------------------------------------------------------------------------

      Class A and Class B Shares may be purchased from the Fund's distributor (the "Distributor") through any securities dealer that is authorized to service shareholder accounts ("Participating Dealers") or through any financial institution that is authorized to service shareholder accounts ("Shareholder Servicing Agents"). Shares of either class may also be purchased by completing the Application Form attached to this Prospectus and returning it, together with payment of the purchase price, to the address shown on the Application Form. Participating Dealers or Shareholder Servicing Agents and their investment representatives may receive different levels of compensation depending on which class of shares they sell.

      The Class A and Class B alternatives permit an investor to choose the method of purchasing shares that is more beneficial given the amount of the purchase, the length of time the investor expects to hold the shares, and other circumstances. Investors should consider whether, during the anticipated life of their investment in the Fund, the combination of sales charge and distribution fee on Class A Shares is more favorable than the combination of distribution/service fees and contingent deferred sales charge on Class B Shares. In almost all cases, investors planning to purchase $100,000 or more of Fund shares will pay lower aggregate charges and expenses by purchasing Class A Shares. (See "Fee Table.")

      The minimum initial investment in shares of either class is $2,000, except that the minimum initial investment for shareholders of any other Flag Investors fund or class is $500 and the minimum initial investment for participants in the Fund's Automatic Investing Plan is $250. Each subsequent investment must be at least $100 per class, except that the minimum subsequent investment under the Fund's Automatic Investing Plan is $250 for quarterly investments and $100 for monthly investments. (See "Purchases Through Automatic Investing Plan" below.) There is no minimum investment requirement for qualified retirement plans (i.e., 401(k) plans or pension and profit sharing plans). IRA accounts are, however, subject to the $2,000 minimum initial investment requirement. There is no minimum investment requirement for spousal IRA accounts.

      The Fund reserves the right to suspend the sale of shares at any time at the discretion of the Distributor and the Advisors. Orders for purchases of shares are accepted on any day on which the New York Stock Exchange is open for business (a "Business Day"). Purchase orders for shares will be executed at a per share purchase price equal to the net asset value next determined after receipt of the purchase order plus any applicable front-end sales charge (the "Offering Price") on the date such net asset value is determined (the "Purchase Date"). Purchases made by mail must be accompanied by payment of the Offering Price. Purchases made through the Distributor or a Participating Dealer or Shareholder Servicing Agent must be in accordance with such entity's payment procedures. The Distributor may, in its sole discretion, refuse to accept any purchase order.

      The net asset value per share is determined daily as of the close of the New York Stock Exchange, which is ordinarily 4:00 p.m. (Eastern Time), on each Business Day. Net asset value per share of a class is calculated by valuing its share of the Fund's assets, deducting all liabilities attributable to that class, and dividing the resulting amount by the number of then outstanding shares of the class. For this purpose, portfolio securities are given their market value where feasible. Securities or other assets for which market quotations are not readily available are valued at their fair value as determined in good faith under procedures established from time to time and monitored by the Fund's Board of Directors. Debt obligations with maturities of 60 days or less are valued at amortized cost, which constitutes fair value as determined by the Fund's Board of Directors. Because of differences between the classes of shares in distribution/service fees, the net asset value per share of the classes differs at times.

Offering Price

      Shares may be purchased from the Distributor, Participating Dealers or Shareholder Servicing Agents at the Offering Price which for Class A Shares includes a sales charge that is calculated as a percentage of the Offering Price and for Class B Shares is net asset value.

                                                                               5
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

Class A Shares

      The sales charge on Class A Shares, which decreases as the amount of purchase increases, is shown below:

                              Sales Charge
                                as % of              Dealer
                        ------------------------  Compensation
                        Offering    Net Amount       as % of
Amount of Purchase       Price       Invested     Offering Price
------------------------------------------------------------------
Less than  $ 50,000...   4.50%        4.71%           4.00%
$ 50,000 - $ 99,999...   3.50%        3.63%           3.00%
$100,000 - $249,999...   2.50%        2.56%           2.00%
$250,000 - $499,999...   2.00%        2.04%           1.50%
$500,000 - $999,999...   1.50%        1.52%           1.25%
$1,000,000 and over...   None*        None*           None*
------------------------------------------------------------------


* Purchases of $1 million or more may be subject to a contingent deferred sales charge. (See below.) The Distributor may make payments to Participating Dealers and Shareholder Servicing Agents in the amount of up to 1.00% of the Offering Price.

      A shareholder who purchases additional Class A Shares may obtain reduced sales charges, as set forth in the table above, through a right of accumulation. In addition, an investor may obtain reduced sales charges, as set forth above, through a right of accumulation of purchases of Class A Shares and purchases of shares of other Flag Investors funds with the same sales charge and purchases of Class A shares of Flag Investors Short-Intermediate Income Fund, Inc. (formerly, Flag Investors Intermediate-Term Income Fund, Inc.) and Flag Investors Maryland Intermediate Tax-Free Income Fund, Inc., (the "Intermediate Funds"). The applicable sales charge will be determined based on the total of (a) the shareholder's current purchase plus (b) an amount equal to the then current net asset value or cost, whichever is higher, of all Class A Shares and of all Flag Investors shares described above and any Flag Investors Class D shares held by the shareholder. To obtain the reduced sales charge through a right of accumulation, the shareholder must provide the Distributor, either directly or through a Participating Dealer or Shareholder Servicing Agent, as applicable, with sufficient information to verify that the shareholder has such a right. The Fund may amend or terminate this right of accumulation at any time as to subsequent purchases.

      The term "purchase" refers to an individual purchase by a single purchaser, or to concurrent purchases, which will be aggregated, by a purchaser, the purchaser's spouse and their children under the age of 21 years purchasing Class A Shares for their own account.

      An investor may also obtain the reduced sales charges shown above by executing a written Letter of Intent that states the investor's intention to invest at least $50,000 within a 13-month period in Class A Shares. Each purchase of Class A Shares under a Letter of Intent will be made at the Offering Price applicable at the time of such purchase to the full amount indicated on the Letter of Intent. A Letter of Intent is not a binding obligation upon the investor to purchase the full amount indicated. The minimum initial investment under a Letter of Intent is 5% of the full amount. Shares purchased with the first 5% of the full amount will be held in escrow (while remaining registered in the name of the investor) to secure payment of the higher sales charge applicable to the Class A Shares actually purchased if the full amount indicated is not invested. Such escrowed shares will be involuntarily redeemed to pay the additional sales charge, if necessary. When the full amount indicated has been purchased, the escrowed shares will be released. An investor who wishes to enter into a Letter of Intent in conjunction with an investment in Class A Shares may do so by completing the appropriate section of the Application Form attached to this Prospectus.

      No sales charge will be payable at the time of purchase on investments of $1 million or more of Class A Shares. However, a contingent deferred sales charge will be imposed on such investments in the event of a redemption within 24 months following the purchase, at the rate of .50% on the lesser of the value of the Class A Shares redeemed or the total cost of such shares. No contingent deferred sales charge will be imposed on purchases of $3 million or more of Class A Shares redeemed within 24 months of purchase if the Participating Dealer and the Distributor have entered into an agreement under which the Participating Dealer agrees to return any payments received on the sale of such shares. In determining whether a contingent deferred sales charge is payable, and, if so, the amount of the charge, it is assumed that Class A Shares not subject to such charge are the first redeemed followed by other Class A Shares held for the longest period of time.

      The Fund may sell Class A Shares at net asset value (without sales charge) to the following: (i) banks, bank trust departments, registered investment advisory companies, financial planners and broker-dealers purchasing shares on behalf of their fiduciary and advisory clients, provided such clients have paid an account management fee for these services (investors may be charged a fee if they effect transactions in Fund shares through a broker or agent); (ii) qualified retirement plans; (iii) participants in a Flag Investors fund payroll savings plan program; (iv) investors who have redeemed Class A Shares, or shares of any other mutual fund in the Flag Investors family of funds with the same sales charges, or who have redeemed Class A shares of the Intermediate Funds that they had held for at least 24 months prior to redemption, in an amount that is not more than the total redemption proceeds, provided that the purchase is within 90 days


6
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


--------------------------------------------------------------------------------

after the redemption; and (v) current or retired Directors of the Fund and directors and employees (and their immediate families) of the Advisors, Distributor, Participating Dealers and their respective affiliates.

      Class A Shares may also be purchased through a Systematic Purchase Plan. An investor who wishes to take advantage of such a plan should contact the Distributor, a Participating Dealer or Shareholder Servicing Agent.

Class B Shares

      No sales charge will be payable at the time of purchase of Class B Shares. However, a contingent deferred sales charge will be imposed on certain Class B Shares redeemed within six years of purchase. The charge is assessed on an amount equal to the lesser of the then-current market value of the Class B Shares redeemed or the total cost of such shares. In addition, no charge is assessed on redemptions of Class B Shares derived from reinvestment of dividends or capital gains distributions.

      In determining whether the contingent deferred sales charge is applicable to a redemption, the calculation is made in the manner that results in the lowest possible rate. Therefore, it is assumed that the redemption is first of any Class B Shares in the shareholder's account that represent reinvested dividends and distributions and second of Class B Shares held the longest during the six-year period. The amount of the contingent deferred sales charge, if any, will vary depending on the number of years from the time of payment for the purchase of Class B Shares until the redemption of such shares (the "holding period"). For purposes of determining this holding period, all payments during a month are aggregated and deemed to have been made on the first day of the month. The following table sets forth the rates of the contingent deferred sales charge.

                                               Contingent Deferred Sales Charge
Year Since Purchase                            (as a percentage of the dollar
Payment was Made                                  amount subject to charge)
-------------------------------------------------------------------------------
First .....................................................   4.0%
Second   ..................................................   4.0%
Third .....................................................   3.0%
Fourth   ..................................................   3.0%
Fifth .....................................................   2.0%
Sixth .....................................................   1.0%
Thereafter  ...............................................   None*
-------------------------------------------------------------------------------

*As described more fully below, Class B Shares automatically convert to Class A
 Shares six years after the beginning of the calendar month in which the purchase order is accepted.

      Waiver of Contingent Deferred Sales Charge. The contingent deferred sales charge will be waived on the redemption of Class B Shares (i) following the death or initial determination of disability (as defined in the Internal Revenue Code of 1986, as amended) of a shareholder; or (ii) to the extent that the redemption represents a minimum required distribution from an individual retirement account or other retirement plan to a shareholder who has attained the age of 70 1/2. The waiver with respect to (i) above is only applicable in cases where the shareholder account is registered (a) in the name of an individual person, (b) as a joint tenancy with rights of survivorship, (c) as community property or (d) in the name of a minor child under the Uniform Gifts or Uniform Transfers to Minors Acts. A shareholder, or his or her representative, must notify the Fund's transfer agent (the "Transfer Agent") prior to the time of redemption if such circumstances exist and the shareholder is eligible for this waiver. For information on the imposition and waiver of the contingent deferred sales charge, contact the Transfer Agent at (800) 553-8080.

      Automatic Conversion to Class A Shares. Six years after the beginning of the calendar month in which the purchase order for Class B Shares is accepted, such Class B Shares will automatically convert to Class A Shares and will no longer be subject to the higher distribution and service fees. Such conversion will be on the basis of the relative net asset values of the two classes, without the imposition of any sales load, fee or other charge. The conversion is not a taxable event to the shareholder.

      For purposes of conversion to Class A Shares, shares received as dividends and other distributions paid on Class B Shares in the shareholder's account will be considered to be held in a separate sub-account. Each time any Class B Shares in the shareholder's account (other than those in the sub-account) convert to Class A Shares, an equal pro rata portion of the Class B Shares in the sub-account will also convert to Class A Shares.

      Class B Shares may also be purchased through a Systematic Purchase Plan. An investor who wishes to take advantage of such a plan should contact the Distributor or a Participating Dealer or Shareholder Servicing Agent.

Purchases by Exchange

      As permitted pursuant to any rule, regulation or order promulgated by the SEC, shareholders of other Flag Investors funds may exchange their shares of those funds for an equal dollar amount of Fund shares of the same class with the same sales load structure. Shares issued pursuant to this offer will not be subject to the sales charges described above or any other charge. In addition, shareholders of Class A shares of the Intermediate Funds may exchange into Class A Shares upon payment of the difference in sales charges, as applicable, except that the exchange will be


                                                                               7
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

--------------------------------------------------------------------------------

made at net asset value if the shares of such funds have been held for more than 24 months. Shareholders of Flag Investors Cash Reserve Prime Class A Shares may exchange into Class A Shares upon payment of the difference in sales charges, as applicable, or into Class B Shares at net asset value, subject thereafter to any applicable contingent deferred sales charge.

      When a shareholder acquires Fund shares through an exchange from another fund in the Flag Investors family of funds, the Fund will combine the period for which the original shares were held prior to the exchange with the holding period of the shares acquired in the exchange for purposes of determining what, if any, contingent deferred sales charge is applicable upon a redemption of any such shares.

      The net asset value of shares purchased and redeemed in an exchange request received on a Business Day will be determined on the same day, provided that the exchange request is received prior to 4:00 p.m. (Eastern Time) or the close of the New York Stock Exchange, whichever is earlier. Exchange requests received after 4:00 p.m. (Eastern Time) will be effected on the next Business Day.

      Shareholders of any mutual fund not affiliated with the Fund, who have paid a sales charge, may exchange shares of such fund for an equal dollar amount of Class A Shares by submitting to the Distributor or a Participating Dealer the proceeds of the redemption of such shares, together with evidence of the payment of a sales charge and the source of such proceeds. Class A Shares issued pursuant to this offer will not be subject to the sales charges described above or any other charge.

      The exchange privilege with respect to other Flag Investors funds may also be exercised by telephone. (See "Telephone Transactions" below.)

      The Fund may modify or terminate this offer of exchange at any time on 60 days' prior written notice to shareholders.

 Purchases Through Automatic Investing Plan

      Shareholders may purchase either Class A Shares or Class B Shares regularly by means of an Automatic Investing Plan with a pre-authorized check drawn on their checking accounts. Under this plan, the shareholder may elect to have a specified amount invested monthly or quarterly in either Class A Shares or Class B Shares. The amount specified by the shareholder will be withdrawn from the shareholder's checking account using the pre-authorized check. This amount will be invested in the class of shares selected by the shareholder at the applicable Offering Price determined on the date the amount is available for investment. Participation in the Automatic Investing Plan may be discontinued either by the Fund or the shareholder upon 30 days' prior written notice to the other party. A shareholder who wishes to enroll in the Automatic Investing Plan or who wishes to obtain additional purchase information may do so by completing the appropriate section of the Application Form attached to this Prospectus.

Purchases Through Dividend Reinvestment

      Shareholders may elect to have their distributions (capital gains and/or dividend income) paid by check or reinvested in additional Fund shares of the same class. Unless the shareholder elects otherwise, all income and capital gains distributions will be reinvested in additional Fund shares at net asset value, without a sales charge. Shareholders may elect to terminate automatic reinvestment by giving written notice to the Transfer Agent at the address listed on the inside back cover of this Prospectus, either directly or through their Participating Dealer or Shareholder Servicing Agent, at least five days before the next date on which dividends or distributions will be paid.

      Alternately, shareholders may have their distributions invested in shares of other funds in the Flag Investors family of funds. Shareholders who are interested in this option should call the Transfer Agent for additional information.

HOW TO REDEEM SHARES

--------------------------------------------------------------------------------

      Shareholders may redeem all or part of their investments on any Business Day by transmitting a redemption order through a Participating Dealer, a Shareholder Servicing Agent or by regular or express mail to the Transfer Agent. Shareholders may also redeem shares of either class by telephone (in any amount up to $50,000). (See "Telephone Transactions" below.) A redemption order is effected at the net asset value per share (reduced by any applicable contingent deferred sales charge) next determined after receipt of the order (or, if stock certificates have been issued for the shares to be redeemed, after the tender of the stock certificates for redemption). Redemption orders received after 4:00 p.m. (Eastern Time) or the close of the New York Stock Exchange, whichever is earlier, will be effected at the net asset


8
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


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value next determined on the following Business Day. Payment for redeemed shares will be made by check and will be mailed within seven days after receipt of a duly authorized telephone redemption request or of a redemption order fully completed and, as applicable, accompanied by the documents described below:

1) A letter of instructions, specifying the shareholder's account number with a Participating Dealer, if applicable, and the number of shares or dollar amount to be redeemed, signed by all owners of the shares in the exact names in which their account is maintained;

2) For redemptions in excess of $50,000, a guarantee of the signature of each registered owner by a member of the Federal Deposit Insurance Corporation, a trust company, broker, dealer, credit union (if authorized under state law), securities exchange or association, clearing agency or savings association;

3) If shares are held in certificate form, stock certificates either properly endorsed or accompanied by a duly executed stock power for shares to be redeemed; and

4) Any additional documents required for redemption by corporations, partnerships, trusts or fiduciaries.

      Dividends payable up to the date of redemption of shares will be paid on the next dividend payable date. If all of the shares in a shareholder's account have been redeemed on a dividend payable date, the dividend will be remitted by check to the shareholder.

      The Fund has the power, under its Articles of Incorporation to redeem shareholder accounts amounting to less than $500 upon 60 days' written notice. Shares will not be redeemed involuntarily as a result of a decline in account value due to a decline in net asset value alone.

Systematic Withdrawal Plan

      Shareholders who hold Class A Shares or Class B Shares having a value of $10,000 or more may arrange to have a portion of their shares redeemed monthly or quarterly under the Fund's Systematic Withdrawal Plan. Such payments are drawn from income dividends, and to the extent necessary, from share redemptions (which would be a return of principal and, if reflecting a gain, would be taxable). If redemptions continue, a shareholder's account may eventually be exhausted. Because Class A Share purchases include a sales charge that will not be recovered at the time of redemption, a shareholder should not have a withdrawal plan in effect at the same time he is making recurring purchases of Class A Shares. In addition, Class B Shares may be subject to a contingent deferred sales charge upon redemption. (See "How to Invest in the Fund -- Class B Shares.") A shareholder who wishes to enroll in the Fund's Systematic Withdrawal Plan may do so by completing the appropriate section of the Application Form attached to this Prospectus.

TELEPHONE TRANSACTIONS

--------------------------------------------------------------------------------

      Shareholders may exercise the exchange privilege with respect to other Flag Investors funds, or redeem shares of either class in amounts up to $50,000, by notifying the Transfer Agent by telephone on any Business Day between the hours of 8:30 a.m. and 5:30 p.m. (Eastern Time) or by regular or express mail at its address listed on the inside back cover of this Prospectus. Telephone transaction privileges are automatic. Shareholders may specifically request that no telephone redemptions or exchanges be accepted for their accounts. This election may be made on the Application Form or at any time thereafter by completing and returning appropriate documentation supplied by the Transfer Agent.

      A telephone exchange or redemption placed by 4:00 p.m. (Eastern Time) or the close of the New York Stock Exchange, whichever is earlier, is effective that day. Telephone orders placed after 4:00 p.m. (Eastern Time) will be effected at the net asset value (less any applicable contingent deferred sales charge on redemptions) as next determined on the following Business Day.

      The Fund and the Transfer Agent will employ reasonable procedures to confirm that instructions communicated by telephone are genuine. These procedures include requiring the investor to provide certain personal identification information at the time an account is opened and prior to effecting each transaction requested by telephone. In addition, all telephone transaction requests will be recorded and investors may be required to provide additional telecopied instructions of such transaction requests. If these procedures are employed, neither the Fund nor the Transfer Agent will be responsible for any loss, liability, cost or expense for following instructions received by telephone that either of them reasonably believes to be


                                                                               9
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

--------------------------------------------------------------------------------

genuine. During periods of extreme economic or market changes, shareholders may experience difficulty in effecting telephone transactions. In such event, requests should be made by regular or express mail. Shares held in certificate form may not be exchanged or redeemed by telephone. (See "How to Invest in the Fund -- Purchases by Exchange" and "How to Redeem Shares.")

DIVIDENDS AND TAXES

--------------------------------------------------------------------------------
Dividends and Distributions

      The Fund's policy is to distribute to shareholders substantially all of its taxable net investment income in the form of quarterly dividends. The Fund may distribute to shareholders any taxable net capital gains on an annual basis or, alternatively, may elect to retain net capital gains and pay tax thereon.

Tax Treatment of Dividends and Distributions

      The following summary of certain federal income tax consequences is based on current tax laws and regulations, which may be changed by legislative, judicial, or administrative action. No attempt has been made to present a detailed explanation of the federal, state or local income tax treatment of the Fund or the shareholders, and the discussion here is not intended as a substitute for careful tax planning. Accordingly, shareholders are advised to consult their tax advisors regarding specific questions as to federal, state and local income taxes.

      The Statement of Additional Information sets forth further information concerning taxes.

      The Fund has been and expects to continue to be taxed as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"). As long as the Fund qualifies for this tax treatment, it will be relieved of federal income tax on amounts distributed to shareholders. Shareholders, unless otherwise exempt, generally will be subject to income tax on the amounts so distributed regardless of whether such distributions are paid in cash or reinvested in additional shares.


      Distributions from the Fund out of net capital gains (the excess of net long-term capital gains over net short-term capital losses), if any, will be taxed to shareholders as long-term capital gains regardless of the length of time the shareholder has held the shares. All other income distributions will be taxed to shareholders as ordinary income. Corporate shareholders may be entitled to the dividends received deduction on a portion of dividends received from the Fund. Shareholders will be advised annually as to the tax status of all distributions.

      Ordinarily, shareholders will include all dividends declared by the Fund as income in the year of payment. However, dividends declared payable to shareholders of record in December of one year, but paid in January of the following year, will be deemed for tax purposes to have been received by the shareholders and paid by the Fund in the year in which the dividends were declared.

      The Fund intends to make sufficient distributions of its ordinary income and capital gain net income prior to the end of each calendar year to avoid liability for federal excise tax.

      The sale, exchange, or redemption of Fund shares is a taxable event for the shareholder.

MANAGEMENT OF THE FUND
--------------------------------------------------------------------------------

      The overall business and affairs of the Fund are managed by its Board of Directors. The Board approves all significant agreements between the Fund and persons or companies furnishing services to the Fund, including the Fund's agreements with its investment advisor, sub-advisor, distributor, custodian and transfer agent. The day-to-day operations of the Fund are delegated to the Fund's executive officers, the Advisors and the Distributor. A majority of the Directors of the Fund have no affiliation with the Advisors or the Distributor.

INVESTMENT ADVISOR AND SUB-ADVISOR
--------------------------------------------------------------------------------

      Investment Company Capital Corp. ("ICC" or the "Advisor") is the Fund's investment advisor and Alex. Brown Investment Management ("ABIM" or the "Sub-Advisor") is the Fund's sub-advisor. ICC is also the investment advisor to other mutual funds in the Flag Investors family of funds and BT Alex. Brown Cash

10
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Reserve Fund, Inc., which funds had approximately $5.5 billion of net assets as of May 31, 1997. ABIM is a registered investment advisor with approximately
$6.3 billion under management as of May 31, 1997.

      Pursuant to the terms of the Investment Advisory Agreement, ICC supervises and manages all of the Fund's operations. Under the Investment Advisory and Sub-Advisory Agreements, ICC delegates to ABIM certain of its duties, provided that ICC continues to supervise the performance of ABIM and report thereon to the Fund's Board of Directors. Pursuant to the terms of the Sub-Advisory Agreement, ABIM is responsible for decisions to buy and sell securities for the Fund, for broker-dealer selection, and for negotiation of commission rates under standards established and periodically reviewed by the Board of Directors. The Board has established procedures under which ABIM may allocate transactions to certain affiliates or to the Distributor, provided that compensation on each transaction is reasonable and fair compared to the commission, fee or other remuneration received or to be received by other broker-dealers in connection with comparable transactions involving similar securities during a comparable period of time. In addition, consistent with NASD Rules, and subject to seeking the most favorable price and execution available and such other policies as the Board may determine, ABIM may consider services in connection with the sale of shares as a factor in the selection of broker-dealers to execute portfolio transactions for the Fund.

      As compensation for its services for the fiscal year ended March 31, 1997, ICC received from the Fund a fee equal to .82% of the Fund's average daily net assets and, for the same period, ICC paid ABIM a fee equal to .60% of the Fund's average daily net assets.

      ICC is an indirect subsidiary of Bankers Trust New York Corporation. ABIM is a limited partnership affiliated with the Advisor. Buppert, Behrens & Owen, Inc., a company organized and owned by three employees of ABIM, owns a 49% limited partnership interest and a 1% general partnership interest in ABIM. BT Alex. Brown Incorporated ("BT Alex. Brown") owns a 1% general partnership interest in ABIM and BT Alex. Brown Holdings, Inc. owns the remaining limited partnership interest.

      ICC also serves as the Fund's transfer and dividend disbursing agent and provides accounting services to the Fund. (See "Custodian, Transfer Agent and Accounting Services.")

Portfolio Manager

      Mr. Hobart C. Buppert, II has primary responsibility for managing the Fund's assets. From the Fund's inception until July 31, 1997, he shared that responsibility with Messrs. J. Dorsey Brown, III and Lee S. Owen.

      Hobart C. Buppert, II -- 25 Years Investment Experience

      Mr. Buppert has been a Vice President of ABIM since 1980. Prior to joining ABIM, Mr. Buppert worked as a Portfolio Manager for T. Rowe Price Associates from 1976 to 1980 and as a Portfolio Manager and Research Analyst for the Equitable Trust Company from 1972 to 1976. Mr. Buppert received his B.A and M.B.A. degrees from Loyola College in 1970 and 1974, respectively. He is a member of the Baltimore Security Analysts Society and the Financial Analysts Federation.

DISTRIBUTOR

--------------------------------------------------------------------------------

      Effective September 1, 1997, ICC Distributors, Inc. ("ICC Distributors" or the "Distributor") acts as distributor of each class of the Fund's shares. Prior to September 1, 1997, Alex. Brown & Sons Incorporated served as distributor for each class of the Fund's shares for the same compensation and on substantially the same terms and conditions as ICC Distributors. ICC Distributors is a registered broker-dealer that offers distribution services to a variety of registered investment companies including other funds in the Flag Investors family of funds and BT Alex. Brown Cash Reserve Fund, Inc. ICC Distributors is not affiliated with either the Advisor or the Sub-Advisor.

      The Fund has adopted a Distribution Agreement and related Plans of Distribution with respect to the Class A Shares and the Class B Shares (the "Plans"), pursuant to Rule 12b-1 under the Investment Company Act. In addition, the Fund may enter into agreements with certain financial institutions, including certain banks and BT Alex. Brown, to provide shareholder services, pursuant to which the Distributor will allocate up to all of its distribution fee as compensation for such financial institutions' ongoing shareholder services. Such financial institutions may impose separate fees in connection with these services and investors should review this Prospectus in conjunction with any such institution's fee schedule.

      As compensation for providing distribution services for the Class A Shares, ICC Distributors receives a fee equal to .25% of the average daily net assets of the Class A Shares.


                                                                              11
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


--------------------------------------------------------------------------------

      As compensation for providing distribution and shareholders service for the Class B Shares, ICC Distributors receives a distribution fee equal to .75% of the Class B Shares' average daily net assets and a shareholder servicing fee equal to .25% of the Class B Shares' average daily net assets. The distribution fee is used to compensate ICC Distributors for its services and expenses in distributing the Class B Shares. The shareholder servicing fee is used to compensate Participating Dealers and Shareholder Servicing Agents for services provided and expenses incurred in maintaining shareholder accounts, responding to shareholder inquiries and providing information on their investments.

      Payments under the Plans are made as described above regardless of the Distributor's actual cost of providing distribution services and may be used to pay the Distributor's overhead expenses. If the cost of providing distribution services to the Fund is less than the payments received, the unexpended portion of the distribution fees may be retained as profit by the Distributor. ICC Distributors will from time to time and from its own resources pay or allow additional discounts or promotional incentives in the form of cash or other compensation (including merchandise or travel) to Participating Dealers.


CUSTODIAN, TRANSFER AGENT AND ACCOUNTING SERVICES
--------------------------------------------------------------------------------

      Investment Company Capital Corp. is the Fund's transfer and dividend disbursing agent and provides accounting services to the Fund. As compensation for providing accounting services to the Fund for the fiscal year ended March 31, 1997, ICC received a fee equal to .03% of the Fund's average daily net assets. (See the Statement of Additional Information.) PNC Bank, National Association acts as custodian of the Fund's assets. The Fund's Board of Directors has approved Bankers Trust Company, a subsidiary of Bankers Trust New York Corporation and an affiliate of the Fund, as custodian. Currently, it is anticipated that Bankers Trust Company will provide custodial services to the Fund effective September 22, 1997.

PERFORMANCE INFORMATION
--------------------------------------------------------------------------------

      From time to time, the Fund may advertise its performance, including comparisons with other mutual funds with similar investment objectives and to stock or other relevant indices. All such advertisements will show the average annual total return, net of the Fund's maximum sales charge imposed on Class A Shares or including the contingent deferred sales charge imposed on Class B Shares redeemed at the end of the specified period covered by the total return figure, over one-, five- and ten-year periods or, if such periods have not yet elapsed, shorter periods corresponding to the life of the Fund. Such total return quotations will be computed by finding average annual compounded rates of return over such periods that would equate an assumed initial investment of $1,000 to the ending redeemable value, net of the maximum sales charge and other fees according to the required standardized calculation. The standardized calculation is required by the SEC to provide consistency and comparability in investment company advertising and is not equivalent to a yield calculation. If the Fund compares its performance to other funds or to relevant indices, the Fund's performance will be stated in the same terms in which such comparative data and indices are stated, which is normally total return rather than yield. For these purposes, the performance of the Fund, as well as the performance of such investment companies or indices, may not reflect sales charges, which, if reflected, would reduce performance results.

      The performance of the Fund may be compared to data prepared by Lipper Analytical Services, Inc., CDA Investment Technologies, Inc. and Morningstar Inc., independent services that monitor the performance of mutual funds. The performance of the Fund may also be compared to the Lehman Brothers Government Corporate Bond Index, the Consumer Price Index, the return on 90-day U.S. Treasury bills, long-term U.S. Treasury bonds, bank certificates of deposit, the Standard & Poor's 500 Stock Index and the Dow Jones Industrial Average. The Fund may also use total return performance data as reported in the following national financial and industry publications that monitor the performance of mutual funds: Money Magazine, Forbes, Business Week, Barron's, Investor's Daily, IBC/Donoghue's Money Fund Report and The Wall Street Journal.

      Performance will fluctuate, and any statement of performance should not be considered as representative of the future performance of the Fund. Shareholders should remember that performance is generally a function of the type and quality of instruments held by the Fund, operating expenses and market conditions. Any fees charged by banks with respect to customer accounts through which shares may be purchased, although not included in calculations of performance, will reduce performance results.


12
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


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GENERAL INFORMATION

--------------------------------------------------------------------------------
Capital Shares

      The Fund is an open-end, diversified management investment company, organized under the laws of the State of Maryland on March 5, 1992 and is authorized to issue 75 million shares of capital stock, with a par value of $.001 per share. Shares of the Fund have equal rights with respect to voting. Voting rights are not cumulative, so the holders of more than 50% of the outstanding shares voting together for the election of Directors may elect all the members of the Board of Directors of the Fund. In the event of liquidation or dissolution of the Fund, each share is entitled to its pro rata portion of the Fund's assets after all debts and expenses have been paid.

      The Board of Directors is authorized to establish additional series of shares of capital stock, each of which would evidence interests in a separate portfolio of securities, and separate classes of each series of the Fund. The Shares offered by this Prospectus have been designated: "Flag Investors Value Builder Fund Class A Shares" and "Flag Investors Value Builder Fund Class B Shares." The Board has no present intention of establishing any additional series of the Fund, but the Fund does have two other classes of shares in addition to the shares offered hereby: "Flag Investors Value Builder Fund Class D Shares," which are not currently being offered, and "Flag Investors Value Builder Fund Institutional Shares." Additional information concerning the Fund's Institutional Shares may be obtained by calling the Distributor at (800) 767-FLAG. Different classes of the Fund may be offered to certain investors and holders of such shares may be entitled to certain exchange privileges not offered to Class A or Class B Shares. All classes of the Fund share a common investment objective, portfolio of investments and advisory fee, but the classes may have different distribution/service fees or sales load structures and, accordingly, the net asset value per share of classes may differ at times.

Annual Meetings

      Unless required under applicable Maryland law, the Fund does not expect to hold annual meetings of shareholders. However, shareholders of the Fund retain the right, under certain circumstances, to request that a meeting of shareholders be held for the purpose of considering the removal of a Director from office, and if such a request is made, the Fund will assist with shareholder communications in connection with the meeting.

Reports

The Fund furnishes shareholders with semi-annual reports containing information about the Fund and its operations, including a list of investments held in the Fund's portfolio and financial statements. The annual financial statements are audited by the Fund's independent accountants, Coopers & Lybrand L.L.P.

Shareholder Inquiries

      Shareholders with inquiries concerning their shares should contact the Fund at (800) 767-FLAG, the Transfer Agent at (800) 553-8080, or a Participating Dealer or Shareholder Servicing Agent, as appropriate.


                                                                              13
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


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                    FLAG INVESTORS VALUE BUILDER FUND, INC.
                            NEW ACCOUNT APPLICATION

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Make check payable to "Flag Investors Value Builder
Fund, Inc." and mail with this Application to:

Flag Investors Funds
P.O. Box 419663
Kansas City, MO 64141-6663
Attn: Flag Investors Value Builder Fund, Inc.

For assistance in completing this Application please call: 1-800-553-8080, Monday through Friday, 8:30 a.m. to 5:30 p.m. (Eastern Time).

To open an IRA account, please call 1-800-767-3524 for an IRA information kit.



I wish to purchase the following class of shares of the Fund, in the amount indicated below. (Please check the applicable box and indicate the amount of purchase.)


[ ] Class A Shares (4.5% maximum initial sales charge) in the amount of $____________________

[ ] Class B Shares (4.0% maximum contingent deferred sales charge) in the amount of $_____________________


The minimum initial purchase for each class of shares is $2,000, except that the minimum initial purchase for shareholders of any other Flag Investors Fund or class is $500 and the minimum initial purchase for participants in the Fund's Automatic Investing Plan is $250 per class. Each subsequent purchase requires a $100 minimum per class, except that the minimum subsequent purchase under the Fund's Automatic Investing Plan is $250 for quarterly purchases and $100 for monthly purchases. The maximum investment in Class B Shares is $100,000 per account. The Fund reserves the right not to accept checks for more than $50,000 that are not certified or bank checks.

                    Your Account Registration (Please Print)

Existing Account No., if any:______________

Individual or Joint Tenant


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First Name                Initial                          Last Name

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Social Security Number

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Joint Tenant              Initial                          Last Name



Corporations, Trusts, Partnerships, etc.

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Name of Corporation, Trust or Partnership

---------------------------------       ----------------------------
Tax ID Number                           Date of Trust

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Name of Trustees (If to be included in the Registration)

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For the Benefit of

Gifts to Minors

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Custodian's Name (only one allowed by law)

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Minor's Name (only one)

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Social Security Number of Minor

under the _____________________  Uniform Gifts to Minors Act
            State of Residence


Mailing Address

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Street

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City                                     State               Zip

(    )
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Daytime Phone

                Letter of Intent (Class A Shares only) (Optional)

[ ] I agree to the Letter of Intent and Escrow Arrangement set forth in the accompanying prospectus. Although I am not obligated to do so, I intend to invest over a 13-month period in Class A Shares of Flag Investors Value Builder Fund, Inc., in an aggregate amount at least equal to:
    [ ] $50,000  [ ] $100,000  [ ] $250,000  [ ] $500,000  [ ] $1,000,000

                        Right of Accumulation (Optional)

List the Account numbers of other Flag Investors Funds (except Class B shares) that you or your immediate family already own that qualify for reduced sales charges.


    Fund Name        Account No.            Owner's Name        Relationship
    ---------        -----------            ------------        ------------
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------


                              Distribution Options

Please check the appropriate boxes. If none of the options are selected, all distributions will be reinvested in additional shares of the same class of the Fund at no sales charge.


    Income Dividends                      Capital Gains

    [ ] Reinvested in additional shares   [ ] Reinvested in additional shares
    [ ] Paid in Cash                      [ ] Paid in Cash


Call (800) 553-8080 for information about reinvesting your dividends in other funds in the Flag Investors Family of Funds.
                                                                             A-1

--------------------------------------------------------------------------------

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                       Automatic Investing Plan (Optional)


[ ] I authorize you as Agent for the Automatic Investing Plan to automatically invest $______ in Class A Shares or $________ in Class B Shares for me, on a monthly or quarterly basis, on or about the 20th of each month or, if quarterly, the 20th of January, April, July and October, and to draw a bank draft in payment of the investment against my checking account. (Bank drafts may be drawn on commercial banks only.)


Minimum Initial Investment: $250 per class [ ] Monthly ($100 minimum per class)
Subsequent Investments (check one):        [ ] Quarterly ($250 minimum per
                                               class)

Plese attach a voided check.

------------------------------------------ -------------------------------------
Bank Name                                  Depositor's Signature       Date

------------------------------------------ -------------------------------------
Existing Flag Investors Fund Account No.   Depositor's Signature (if   Date
If any                                     joint acct., both must sign)


                      Systematic Withdrawal Plan (Optional)

[ ] Beginning the month of ________ , 19__ please send me checks on a monthly or quarterly basis, as indicated below, in the amount of (complete as applicable) $________ , from Class A Shares and/or $_______ from Class B Shares that I own, payable to the account registration address as shown above. (Participation requires minimum account value of $10,000 per class.)

Frequency (check one): [ ] Monthly [ ] Quarterly (January, April, July and October)

                             Telephone Transactions

I understand that I will automatically have telephone redemption privileges (for amounts up to $50,000) and telephone exchange privileges (with respect to other Flag Investors Funds) unless I mark one or both of the boxes below:

No, I/We do not want:  [ ] Telephone exchange privileges
                       [ ] Telephone redemption privileges


Redemptions effected by telephone will be mailed to the address of record. If you would prefer redemptions mailed to a pre-designated bank account, please provide the following information:

   Bank:                                 Bank Account No.:
         ----------------------------                     ---------------------

Address:                               Bank Account  Name:
         ----------------------------                     ---------------------

         ----------------------------

                      Signature and Taxpayer Certification
-------------------------------------------------------------------------------
The Fund may be required to withhold and remit to the U.S. Treasury 31% of any taxable dividends, capital gains distributions and redemption proceeds paid to any individual or certain other non-corporate shareholders who fail to provide the information and/or certifications required below. This backup withholding is not an additional tax, and any amounts withheld may be credited against the shareholder's ultimate U.S. tax liability.

By signing this Application, I hereby certify under penalties of perjury that the information on this Application is complete and correct and that as required by federal law: (Please check applicable boxes)
[ ] U.S. Citizen/Taxpayer:
  [ ] I certify that (1) the number shown above on this form is the correct
      Social Security Number or Tax ID Number and (2) I am not subject to any backup withholding either because (a) I am exempt from backup withholding, or (b) I have not been notified by the Internal Revenue Service ("IRS") that I am subject to backup withholding as a result of a failure to report all interest or dividends, or (c) the IRS has notified me that I am no longer subject to backup withholding.
  [ ] If no Tax ID Number or Social Security Number has been provided above, I have applied, or intend to apply, to the IRS or the Social Security Administration for a Tax ID Number or a Social Security Number, and I understand that if I do not provide either number to the Transfer Agent within 60 days of the date of this Application or if I fail to furnish my correct Social Security Number or Tax ID Number, I may be subject to a penalty and a 31% backup withholding on distributions and redemption proceeds. (Please provide either number on IRS Form W-9. You may request such form by calling the Transfer Agent at 800-553-8080)
  [ ] Non-U.S. Citizen/Taxpayer:
     Indicated country of residence for tax purposes:__________________________ Under penalties of perjury, I certify that I am not a U.S. citizen or resident and I am an exempt foreign person as defined by the Internal
  Revenue Service.
-------------------------------------------------------------------------------

I have received a copy of the Fund's prospectus dated August 1, 1997, as supplemented through September 1, 1997. I acknowledge that the telephone redemption and exchange privileges are automatic and will be effected as described in the Fund's current prospectus (see "Telephone Transactions"). I also acknowledge that I may bear the risk of loss in the event of fraudulent use of such privileges. If I do not want telephone redemption or exchange privileges, I have so indicated on this Application.
-------------------------------------------------------------------------------
The Internal Revenue Service does not require your consent to any provision of this document other than the certifications required to avoid backup withholding.
-------------------------------------------------------------------------------

---------------------------------        --------------------------------------
Signature              Date              Signature (if joint acct.,    Date
                                                    both must sign)
-------------------------------------------------------------------------------
--------------------
For Dealer Use Only
--------------------

Dealer's Name:                                Dealer Code:
              ------------------------------              ----------------------
Dealer's Address:                             Branch Code:
                 ---------------------------              ----------------------

                 ---------------------------

Representative:                               Rep. No.:
                ----------------------------            ------------------------

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                    FLAG INVESTORS VALUE BUILDER FUND, INC.

                         (Class A and Class B Shares)







                              Investment Advisor
                       INVESTMENT COMPANY CAPITAL CORP.
                               One South Street
                           Baltimore, Maryland 21202






               Sub-Advisor                             Distributor
      ALEX. BROWN INVESTMENT MANAGEMENT            ICC DISTRIBUTORS, INC.
            One South Street                           P.O. Box 7558
           Baltimore, Maryland 21202                Portland, Maine 04101





             Transfer Agent                      Independent Accountants
     INVESTMENT COMPANY CAPITAL CORP.            COOPERS & LYBRAND L.L.P.
            One South Street                     2400 Eleven Penn Center
        Baltimore, Maryland 21202           Philadelphia, Pennsylvania 19103
            1-800-553-8080




              Custodian                              Fund Counsel
     PNC BANK, NATIONAL ASSOCIATION            MORGAN, LEWIS & BOCKIUS LLP
          Airport Business Park                  2000 One Logan Square
          200 Stevens Drive                 Philadelphia, Pennsylvania 19103
      Lester, Pennsylvania 19113


--------------------------------------------------------------------------------

--------------------------------------------------------------------------------


[GRAPHIC OMITTED]


                                 FLAG INVESTORS
                            VALUE BUILDER FUND, INC.
                             (Institutional Shares)


                   Prospectus & Application -- August 1, 1997
                   As Supplemented Through September 1, 1997


--------------------------------------------------------------------------------


This mutual fund (the "Fund") is designed to maximize total return through a combination of long-term growth of capital and current income.

Flag Investors Institutional Shares of the Fund ("Institutional Shares") are available through your securities dealer or the Fund's transfer agent and may be purchased only by eligible institutions or by clients of investment advisory affiliates of BT Alex. Brown Incorporated. (See "How to Invest in Institutional Shares.")

This Prospectus sets forth basic information that investors should know about the Fund prior to investing and should be retained for future reference. A Statement of Additional Information dated August 1, 1997, as supplemented through September 1, 1997 has been filed with the Securities and Exchange Commission (the "SEC") and is hereby incorporated by reference. It is available upon request and without charge by calling the Fund at (800) 767-FLAG.


TABLE OF CONTENTS
Fee Table   .................................      1
Financial Highlights ........................      2
Investment Program   ........................      3
Investment Restrictions .....................      5
How to Invest in Institutional Shares  ......      5
How to Redeem Institutional Shares  .........      6
Telephone Transactions  .....................      6
Dividends and Taxes  ........................      7
Management of the Fund  .....................      8
Investment Advisor and Sub-Advisor  .........      8
Distributor .................................      8
Custodian, Transfer Agent and
   Accounting Services  .....................      9
Performance Information .....................      9
General Information  ........................      9
Application .................................    A-1


THE FUND'S SHARES ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY BANKERS TRUST COMPANY OR ANY OTHER BANK. THE SHARES ARE NOT FEDERALLY INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD OR ANY OTHER GOVERNMENT AGENCY. INVESTMENT IN THE SHARES INVOLVES RISK, INCLUDING POSSIBLE LOSS OF PRINCIPAL.


Flag Investors Funds
P.O. Box 515
Baltimore, Maryland 21203

--------------------------------------------------------------------------------


  THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND
       EXCHANGE COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION
          PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY
              REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.


--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

FEE TABLE

--------------------------------------------------------------------------------
Shareholder Transaction Expenses:

Maximum Sales Charge Imposed on Purchases (as a percentage of offering price)   .........  None
Maximum Sales Charge Imposed on Reinvested Dividends (as a percentage of offering price).  None
Maximum Deferred Sales Charge (as a percentage of original purchase price or
 redemption proceeds, whichever is lower)   .............................................  None

Annual Fund Operating Expenses (as a percentage of average daily net assets):

Management Fees .........................................................................  0.82%
12b-1 Fees   ............................................................................   None
Other Expenses  .........................................................................  0.20%
                                                                                         -------
Total Fund Operating Expenses  ..........................................................  1.02%
                                                                                         =======

Example:                                                    1 year     3 years     5 years     10 years
-------                                                    -------    --------    --------    ---------
You would pay the following expenses on a $1,000
investment, assuming (1) 5% annual return and (2)
redemption at the end of each time period:  .............    $10        $32         $56         $125

The Expenses and Example should not be considered a representation of future expenses. Actual expenses may be greater or less than those shown.

     The purpose of the foregoing table is to describe the various costs and expenses that an investor in the Fund will bear directly and indirectly. A person who purchases Institutional Shares through a financial institution may be charged separate fees by that institution. (For more complete descriptions of the various costs and expenses, see "How to Invest in Institutional Shares," "Investment Advisor and Sub-Advisor" and "Distributor.")

                                                                               1
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

--------------------------------------------------------------------------------

FINANCIAL HIGHLIGHTS


--------------------------------------------------------------------------------


     The financial highlights included in the following table are a part of the Fund's financial statements for the periods indicated and have been audited by Coopers & Lybrand L.L.P., independent accountants. The financial statements and financial highlights for the fiscal year ended March 31, 1997 and the report thereon of Coopers & Lybrand L.L.P. are included in the Statement of Additional Information. Additional performance information is contained in the Fund's Annual Report for the fiscal year ended March 31, 1997, which can be obtained at no charge by calling the Fund at (800) 767-FLAG.

(For a share outstanding throughout each period)

--------------------------------------------------------------------------------

                                                                    Institutional Shares
                                                            -------------------------------------
                                                                              For the Period
                                                            For the Year     November 2, 1995(1)
                                                            Ended March           through
                                                             31, 1997         March 31, 1996
                                                            --------------   --------------------
Per Share Operating Performance:
 Net asset value at beginning of period   ...............      $ 14.77          $   13.89
                                                               -------          ---------
Income from Investment Operations:
 Net investment income  .................................         0.41               0.13
 Net realized and unrealized gain on investments   ......         2.53               1.17
                                                               -------          ---------
 Total from Investment Operations   .....................         2.94               1.30
                                                               -------          ---------
Less Distributions:
 Distributions from net investment income and
   net realized short-term gains    .....................        (0.38)             (0.10)
 Distributions from net realized long-term gains   ......        (0.06)             (0.32)
                                                               -------          ---------
 Total distributions ....................................        (0.44)             (0.42)
                                                               -------          ---------
 Net asset value at end of period                              $ 17.27          $   14.77
                                                               =======          =========
Total Return   ..........................................        20.24%             21.12%
Ratios to Average Daily Net Assets:
 Expenses   .............................................         1.02%              1.03%(2)
 Net investment income  .................................         2.83%              2.89%(2)
Supplemental Data:
 Net assets at end of period (000)  .....................      $34,771          $  11,768
 Portfolio turnover rate   ..............................           13%                15%
 Average commissions per share(3)   .....................      $ 0.066                 --

--------------------------------------------------------------------------------

(1) Commencement of operations.
(2) Annualized.
(3) Disclosure is required for the fiscal years beginning after September 1, 1995. Represents average commission rate per share charged to the Fund on purchases and sales of investments during the period.

2
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

INVESTMENT PROGRAM

--------------------------------------------------------------------------------
Investment Objective, Policies and Risk
Considerations

      The Fund's investment objective is to maximize total return through a combination of long-term growth of capital and current income. The Fund seeks to achieve this objective through a policy of diversified investments in equity and debt securities, including common stocks, convertible securities and government and corporate fixed-income obligations. The Fund's investment objective is a fundamental policy of the Fund and may not be changed without shareholder approval. There can be no assurance, however, that the Fund will achieve its investment objective.

      The Fund's investment advisor (the "Advisor") and the Fund's sub-advisor (the "Sub-Advisor") (collectively, the "Advisors") are responsible for managing the Fund's investments. (See "Investment Advisor and Sub-Advisor.") The Advisors consider both the opportunity for gain and the risk of loss in making investments, and may alter the relative percentages of assets invested in equity and fixed-income securities from time to time, depending on the judgment of the Advisors as to general market and economic conditions, trends in yields and interest rates and changes in fiscal and monetary policies.

      Under normal market conditions, between 40% and 75% of the Fund's total assets will be invested in common stock and other equity investments (including preferred stocks, convertible debt, warrants and other securities convertible into or exchangeable for common stocks). In selecting securities for the Fund's portfolio, the Advisors expect to apply a "flexible value" approach to the selection of equity investments. Under this approach, the Advisors will attempt to identify securities that are undervalued in the marketplace, but will also consider such factors as current and expected earnings, dividends, cash flows and asset values in their evaluation of a security's investment potential.

      In addition, at least 25% of the Fund's total assets will be invested in fixed-income securities, defined for this purpose to include non-convertible corporate debt securities, non-convertible preferred stock and government obligations. The average maturity of these investments will vary from time to time depending on the Advisors' assessment of the relative yields available on securities of different maturities. It is currently anticipated that the average maturity of the fixed-income securities in the Fund's portfolio will be between two and ten years under normal market conditions. In general, non-convertible corporate debt obligations held in the Fund's portfolio will be rated, at the time of purchase, BBB or higher by Standard & Poor's Ratings Group ("S&P") or Baa or higher by Moody's Investors Service, Inc. ("Moody's") or, if unrated by S&P or Moody's, determined to be of comparable quality by the Advisors under criteria approved by the Board of Directors. Investment grade securities (securities rated BBB or higher by S&P or Baa or higher by Moody's) are generally thought to provide the highest credit quality and the smallest risk of default. Securities rated BBB by S&P or Baa by Moody's have speculative characteristics. Up to 10% of the Fund's assets may be invested in lower quality debt obligations (securities rated BB or lower by S&P or Ba or lower by Moody's). Securities that were investment grade at the time of purchase, but are subsequently downgraded to BB, Ba or lower will be included in the 10% category. In the event that any security owned by the Fund is downgraded, the Advisors will review the situation and take appropriate action, but will not be required automatically to sell any such security. If such a downgrade causes the 10% limit to be exceeded, the Fund will be precluded from investing further in below investment grade debt securities. (See "Investments in Non-Investment Grade Securities" below.)

      The Fund may also purchase obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities (including certain mortgage-related debt securities), and may invest in high quality short-term debt securities such as commercial paper rated A-1 or A-1+ by S&P or P-1 by Moody's.

Investments in Non-Investment Grade
Securities

      Lower rated debt obligations, also known as "junk bonds," are considered to be speculative and involve greater risk of default or price changes due to changes in the issuer's creditworthiness. Securities in the lowest rating category that the Fund may purchase (securities rated D by S&P or C by Moody's) may present a particular risk of default, or may be in default and in arrears in payment of principal and interest. In addition, C- or D-rated securities may be regarded as having extremely poor prospects of ever attaining investment standing. Yields and market values of these bonds will fluctuate over time, reflecting changing interest rates and the market's perception of credit quality and the outlook for economic growth. When economic conditions appear to be deteriorating, lower rated bonds may decline in value, regardless of prevailing interest rates. Accordingly, adverse economic developments, including a recession or a substantial period of rising interest rates, may disrupt the high-yield bond market, affecting both the value and liquidity of such bonds. The market prices of these securities

                                                                               3
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

may fluctuate more than those of higher rated securities and may decline significantly in periods of general economic difficulty, which may follow periods of rising interest rates. An economic downturn could adversely affect the ability of issuers of such bonds to make payments of principal and interest to a greater extent than issuers of higher rated bonds might be affected. The ratings categories of S&P and Moody's are described more fully in the Appendix to the Statement of Additional Information.

      The following table provides a summary of ratings assigned by S&P to debt obligations in the Fund's portfolio. These figures are dollar-weighted averages of month-end portfolio holdings during the fiscal year ended March 31, 1997, presented as a percentage of total investments. These percentages are historical and are not necessarily indicative of the quality of current or future portfolio holdings, which may vary.


                                        S&P
                                Rating      Average
                                ---------   --------
                                AAA          6.72%
                                AA            .53%
                                A            3.43%
                                BBB          9.05%
                                BB            5.4%
                                B            2.99%
                                Unrated         0%

Investments in Repurchase Agreements

      The Fund may agree to purchase U.S. Government securities from creditworthy financial institutions, such as banks or broker-dealers, subject to the seller's agreement to repurchase the securities at an established time and price. Default by or bankruptcy proceedings with respect to the seller may, however, expose the Fund to possible loss because of adverse market action or delay in connection with the disposition of the underlying obligations.

Investments in Securities of Foreign Issuers

      From time to time, the Fund may invest in American Depositary Receipts, which are interests in securities of foreign companies, and up to 10% of the Fund's total assets in debt and equity securities of foreign issuers not publicly traded in the United States when the Advisors believe that such investments provide good opportunities for achieving income and capital gains without undue risk. Nevertheless, foreign investments involve different risks from investments in the United States, including currency market and political risks. Accordingly, the Advisors intend to seek securities of companies in, and governments of, developed, stable nations.

Other Investments

      For temporary, defensive purposes the Fund may invest up to 100% of its assets in high quality short-term money market instruments, and in notes or bonds issued by the U.S. Treasury Department or by other agencies of the U.S. Government.

      The Fund may write covered call options on common stock that it owns or has the immediate right to acquire through conversion or exchange of other securities, provided that any such option is traded on a national securities exchange. The Fund may also enter into closing transactions with respect to such options.

      In addition, the Fund may invest up to 10% of its net assets in illiquid securities, including repurchase agreements with remaining maturities in excess of seven days, provided that no more than 5% of its total assets may be invested in restricted securities. Not included within this limitation are securities that are not registered under the Securities Act of 1933, as amended (the "1933 Act"), but that can be offered and sold to qualified institutional buyers under Rule 144A under the 1933 Act, if the securities are determined to be liquid. The Board of Directors has adopted guidelines and delegated to the Advisors, subject to the supervision of the Board of Directors, the daily function of determining and monitoring the liquidity of Rule 144A securities. Rule 144A securities may become illiquid if qualified institutional buyers are not interested in acquiring the securities.


4
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------


INVESTMENT RESTRICTIONS

--------------------------------------------------------------------------------

      The Fund's investment program is subject to a number of restrictions that reflect both self-imposed standards and federal regulatory limitations. The investment restrictions recited below are matters of fundamental policy and may not be changed without shareholder approval. Accordingly, the Fund will not:

1) Concentrate 25% or more of its total assets in securities of issuers in any one industry (for these purposes the U.S. Government and its agencies and instrumentalities are not considered an industry);
2) Invest in the securities of any single issuer if, as a result, the Fund would hold more than 10% of the outstanding voting securities of such issuer; or
3) With respect to 75% of its total assets, invest more than 5% of its total assets in the securities of any single issuer (for these purposes the U.S. Government and its agencies and instrumentalities are not considered an issuer).

      The Fund is subject to further investment restrictions that are set forth in the Statement of Additional Information.

HOW TO INVEST IN INSTITUTIONAL SHARES
--------------------------------------------------------------------------------

      Institutions (e.g., banks and trust companies, savings institutions, corporations, insurance companies, investment counselors, pension funds, employee benefit plans, trusts, estates and educational, religious and charitable institutions) and clients of investment advisory affiliates of BT Alex. Brown Incorporated ("BT Alex. Brown") may purchase Institutional Shares through the Fund's distributor (the "Distributor"), through any securities dealer that is authorized to distribute Institutional Shares ("Participating Dealers"), or by completing the Application Form attached to this Prospectus and returning it, together with payment of the purchase price, as instructed in the Application.

      The minimum initial investment in Institutional Shares is $500,000, except that the minimum initial investment is $1,000,000 for qualified retirement plans. There is no minimum for clients of investment advisory affiliates of BT Alex. Brown or for subsequent investments. The Fund reserves the right to suspend the sale of Institutional Shares at any time at the discretion of the Distributor and the Advisors.

      Orders for purchases of Institutional Shares are accepted on any day on which the New York Stock Exchange is open for business (a "Business Day"). Purchase orders for Institutional Shares will be executed at a per share purchase price equal to the net asset value next determined after receipt of the purchase order. Purchases made through the Distributor or a Participating Dealer must be in accordance with such entity's payment procedures. The Distributor may, in its sole discretion, refuse to accept any purchase order.

      The net asset value per share is determined once daily as of the close of the New York Stock Exchange, which is ordinarily 4:00 p.m. (Eastern Time), on each Business Day. Net asset value per share of a class is calculated by valuing its share of the Fund's assets, deducting all liabilities attributable to that class, and dividing the resulting amount by the number of then outstanding shares of the class. For this purpose, portfolio securities are given their market value where feasible. Securities or other assets for which market quotations are not readily available are valued at their fair value as determined in good faith under procedures established from time to time and monitored by the Fund's Board of Directors. Debt obligations with maturities of 60 days or less are valued at amortized cost, which constitutes fair value as determined by the Fund's Board of Directors.

Purchases by Exchange

      Shareholders of other Flag Investors funds that offer Institutional shares may exchange their Institutional shares of those funds for an equal dollar amount of Institutional Shares. The net asset value of shares purchased and redeemed in an exchange request received on a Business Day will be determined on the same day, provided that the exchange request is received prior to 4:00 p.m. (Eastern Time) or the close of the New York Stock Exchange, whichever is earlier. Exchange requests received after 4:00 p.m. (Eastern Time) will be effected on the next Business Day.

                                                                               5
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

      The exchange privilege may be exercised by notifying the Fund's transfer agent (the "Transfer Agent") by telephone on any Business Day between the hours of 8:30 a.m. and 5:30 p.m. (Eastern Time) (See "Telephone Transactions" below) or by regular or express mail at its address listed on the inside back cover of this Prospectus.

      The Fund may modify or terminate this offer of exchange at any time on 60 days' prior written notice to shareholders.

Other Information

      Periodic statements of account from the Fund will reflect all dividends, purchases and redemptions of Institutional Shares.

      In the interest of economy and convenience and because of the operating procedures for the Institutional Shares, certificates representing such shares will not be issued. All purchases of Institutional Shares are confirmed and credited to the shareholder's account on the Fund's books maintained by the Transfer Agent or its agents. Shareholders will have the same rights and ownership with respect to such shares as if certificates had been issued.

HOW TO REDEEM INSTITUTIONAL SHARES
--------------------------------------------------------------------------------

      Shareholders may redeem all or part of their Institutional Shares on any Business Day by transmitting a redemption order through a Participating Dealer, or by regular or express mail to the Transfer Agent at its address listed on the inside back cover of this Prospectus. Shareholders may also redeem Institutional Shares by telephone (in amounts up to $500,000). (See "Telephone Transactions" below.) A redemption request is effected at the net asset value per share next determined after receipt of the order in proper form. Redemption orders received after 4:00 p.m. (Eastern Time) or the close of the New York Stock Exchange, whichever is earlier, will be effected at the net asset value next determined on the following Business Day. Payment for redeemed Institutional Shares will be made by wire transfer of funds to the shareholder's bank, or to a Participating Dealer, as appropriate, upon receipt of a duly authorized redemption request as promptly as feasible and, under most circumstances, within three Business Days.

      Dividends payable up to the date of redemption of Institutional Shares will be paid on the next dividend payable date. If all of the Institutional Shares in an account have been redeemed on a dividend payment date, the dividend will be remitted by wire to the shareholder's bank or to a Participating Dealer, as appropriate.

      The Fund has the power, under its Articles of Incorporation, to redeem shareholder accounts amounting to less than $500 upon 60 days' written notice. Institutional Shares will not be redeemed involuntarily as a result of a decline in account value due to a decline in net asset value alone.

TELEPHONE TRANSACTIONS
--------------------------------------------------------------------------------

      Shareholders may exercise the exchange privilege with respect to other Flag Investors funds, or redeem Institutional Shares in amounts up to $500,000, by notifying the Transfer Agent by telephone on any Business Day between the hours of 8:30 a.m. and 5:30 p.m. (Eastern Time) or by regular or express mail at its address listed on the inside back cover of this Prospectus. Telephone transaction privileges are automatic. Shareholders may specifically request that no telephone redemptions or exchanges be accepted for their accounts. This election may be made on the Application Form or at any time thereafter by completing and returning appropriate documentation supplied by the Transfer Agent.

      A telephone exchange or redemption placed by 4:00 p.m. (Eastern Time) or the close of the New York Stock Exchange, whichever is earlier, is effective that day. Telephone orders placed after 4:00 p.m. (Eastern Time) will be effected at the net asset value as next determined on the following Business Day.

      The Fund and the Transfer Agent will employ reasonable procedures to confirm that instructions communicated by telephone are genuine. These procedures include requiring the investor to provide certain personal identification information at the time an account is opened and prior to effecting each transaction requested by telephone. In addition, all telephone transaction requests will be recorded and investors may be required to provide additional telecopied instructions of such transaction requests. If these procedures are employed, neither the Fund nor the Transfer Agent will be responsible for any loss, liability, cost or expense for following instructions received by telephone that either of them reasonably believes to be

6
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

genuine. During periods of extreme economic or market changes, shareholders may experience difficulty in effecting telephone transactions. In such event, requests should be made by express mail or facsimile. (See "How to Invest in Institutional Shares -- Purchases by Exchange" and "How to Redeem Institutional Shares.")

DIVIDENDS AND TAXES
--------------------------------------------------------------------------------
Dividends and Distributions

      The Fund's policy is to distribute to shareholders substantially all of its taxable net investment income in the form of quarterly dividends. The Fund may distribute to shareholders any taxable net capital gains on an annual basis or, alternatively, may elect to retain net capital gains and pay tax thereon.

      Unless the shareholder elects otherwise, all income and capital gains distributions will be reinvested in additional Institutional Shares at net asset value. Shareholders may elect to terminate automatic reinvestment by giving written notice to the Transfer Agent at its address listed on the inside back cover of this Prospectus, either directly or through a Participating Dealer, at least five days before the next date on which dividends or distributions will be paid.

Tax Treatment of Dividends and Distributions

      The following summary of certain federal income tax consequences is based on current tax laws and regulations, which may be changed by legislative, judicial or administrative action. No attempt has been made to present a detailed explanation of the federal, state or local income tax treatment of the Fund or the shareholders, and the discussion here is not intended as a substitute for careful tax planning. Accordingly, shareholders are advised to consult their tax advisors regarding specific questions as to federal, state and local income taxes.

      The Statement of Additional Information sets forth further information concerning taxes.

      The Fund has been and expects to continue to be taxed as a regulated investment company under Sub-chapter M of the Internal Revenue Code of 1986, as amended (the "Code"). As long as the Fund qualifies for this tax treatment, it will be relieved of federal income tax on that part of its net investment income that is distributed to shareholders. Shareholders, unless otherwise exempt, generally will be subject to income tax on the amounts so distributed regardless of whether such distributions are paid in cash or reinvested in additional shares.

      Distributions from the Fund out of net capital gains (the excess of net long-term capital gains over net short-term capital losses), if any, will be taxed to shareholders as long-term capital gains regardless of the length of time the shareholder has held the Institutional Shares. All other income distributions will be taxed to shareholders as ordinary income. Corporate shareholders may be entitled to the dividends received deduction on a portion of dividends received from the Fund. Shareholders will be advised annually as to the tax status of all distributions.

      Ordinarily, shareholders will include all dividends declared by the Fund as income in the year of payment. However, dividends declared payable to shareholders of record in December of one year, but paid in January of the following year, will be deemed for tax purposes to have been received by the shareholders and paid by the Fund in the year in which the dividends were declared.

      The Fund intends to make sufficient distributions of its ordinary income and capital gain net income prior to the end of each calendar year to avoid liability for federal excise tax.

      The sale, exchange or redemption of Institutional Shares is a taxable event for the shareholder.

                                                                               7
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

MANAGEMENT OF THE FUND

--------------------------------------------------------------------------------

      The overall business and affairs of the Fund are managed by its Board of Directors. The Board approves all significant agreements between the Fund and persons or companies furnishing services to the Fund, including the Fund's agreements with its investment advisor, sub-advisor, distributor, custodian and transfer agent. The day-to-day operations of the Fund are delegated to the Fund's executive officers, to the Advisors and the Distributor. A majority of Directors of the Fund have no affiliation with the Advisors or the Distributor.

INVESTMENT ADVISOR AND SUB-ADVISOR
--------------------------------------------------------------------------------

      Investment Company Capital Corp. ("ICC" or the "Advisor") is the Fund's investment advisor and Alex. Brown Investment Management ("ABIM" or the "Sub-Advisor") is the Fund's sub-advisor. ICC is also the investment advisor to other mutual funds in the Flag Investors family of funds and BT Alex. Brown Cash Reserve Fund, Inc., which funds had approximately $5.5 billion of net assets as of May 31, 1997. ABIM is a registered investment advisor with approximately $6.3 billion under management as of May 31, 1997.

      Pursuant to the terms of the Investment Advisory Agreement, ICC supervises and manages all of the Fund's operations. Under the Investment Advisory and Sub-Advisory Agreements, ICC delegates to ABIM certain of its duties, provided that ICC continues to supervise the performance of ABIM and report thereon to the Fund's Board of Directors. Pursuant to the terms of the Sub-Advisory Agreement, ABIM is responsible for decisions to buy and sell securities for the Fund, for broker-dealer selection, and for negotiation of commission rates under standards established and periodically reviewed by the Board of Directors. The Board has established procedures under which ABIM may allocate transactions to certain affiliates or to the Distributor, provided that compensation on each transaction is reasonable and fair compared to the commission, fee or other remuneration received or to be received by other broker-dealers in connection with comparable transactions involving similar securities during a comparable period of time. In addition, consistent with National Association of Securities Dealers, Inc. ("NASD") Rules, and subject to seeking the most favorable price and execution available and such other policies as the Board may determine, ABIM may consider services in connection with the sale of shares as a factor in the selection of broker-dealers to execute portfolio transactions for the Fund.

      As compensation for its services for the fiscal year ended March 31, 1997, ICC received from the Fund a fee equal to .82% of the Fund's average daily net assets and, for the same period, ICC paid ABIM a fee equal to .60% of the Fund's average daily net assets.

      ICC is an indirect subsidiary of Bankers Trust New York Corporation. ABIM is a limited partnership affilated with the Advisor. Buppert, Behrens & Owen, Inc., a company organized and owned by three employees of ABIM, owns a 49% limited partnership interest and a 1% general partnership interest in ABIM. BT Alex. Brown Incorporated owns a 1% general partnership interest in ABIM and BT Alex. Brown Holdings, Inc. owns the remaining limited partnership interest.

      ICC also serves as the Fund's transfer and dividend disbursing agent and provides accounting services to the Fund. (See "Custodian, Transfer Agent and Accounting Services.")

Portfolio Manager

      Mr. Hobart C. Buppert, II has primary responsibility for managing the Fund's assets. From the Fund's inception until July 31, 1997, he shared that responsibility with Messrs. J. Dorsey Brown, III and Lee S. Owen.

      Hobart C. Buppert, II -- 25 Years Investment Experience

      Mr. Buppert has been a Vice President of ABIM since 1980. Prior to joining ABIM, Mr. Buppert worked as a Portfolio Manager for T. Rowe Price Associates from 1976 to 1980 and as a Portfolio Manager and Research Analyst for the Equitable Trust Company from 1972 to 1976. Mr. Buppert received his B.A and M.B.A. degrees from Loyola College in 1970 and 1974, respectively. He is a member of the Baltimore Security Analysts Society and the Financial Analysts Federation.

DISTRIBUTOR

--------------------------------------------------------------------------------

      Effective September 1, 1997, ICC Distributors, Inc. ("ICC Distributors" or the "Distributor") acts as distributor of each class of the Fund's shares. Prior to September 1, 1997, Alex. Brown & Sons Incorporated served as distributor for each class of the Fund's shares for the same compensation and on substantially the same terms and conditions as ICC Distributors. ICC Distributors is a registered broker-dealer that


8
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

offers distribution services to a variety of registered investment companies including other funds in the Flag Investors family of funds and BT Alex. Brown Cash Reserve Fund, Inc. ICC Distributors is not affiliated with either the Advisor or the Sub-Advisor. ICC Distributors receives no compensation for distributing the Institutional Shares.

      ICC Distributors bears all expenses associated with advertisements, promotional materials, sales literature and printing and mailing prospectuses to individuals and entities other than Fund shareholders.


CUSTODIAN, TRANSFER AGENT AND ACCOUNTING SERVICES

--------------------------------------------------------------------------------

      Investment Company Capital Corp., is the Fund's transfer and dividend disbursing agent and provides accounting services to the Fund. As compensation for providing accounting services to the Fund for the fiscal year ended March 31, 1997, ICC received a fee equal to .03% of the Fund's average daily net assets. (See the Statement of Additional Information.) PNC Bank, National Association acts as custodian of the Fund's assets. The Fund's Board of Directors has approved Bankers Trust Company, a subsidiary of Bankers Trust New York Corporation and an affiliate of the Fund, as custodian. Currently, it is anticipated that Bankers Trust Company will provide custodial services to the Fund effective September 22, 1997.

PERFORMANCE INFORMATION
--------------------------------------------------------------------------------

      From time to time the Fund may advertise its performance including comparisons to other mutual funds with similar investment objectives and to stock or other relevant indices. All such advertisements will show the average annual total return over one-, five- and ten-year periods or, if such periods have not yet elapsed, shorter periods corresponding to the life of the Fund. Such total return quotations will be computed by finding average annual compounded rates of return over such periods that would equate an assumed initial investment of $1,000 to the ending redeemable value according to the required standardized calculation. The standardized calculation is required by the SEC to provide consistency and comparability in investment company advertising and is not equivalent to a yield calculation. If the Fund compares its performance to other funds or to relevant indices, the Fund's performance will be stated in the same terms in which such comparative data and indices are stated, which is normally total return rather than yield.

      The performance of the Fund may be compared to data prepared by Lipper Analytical Services, Inc., CDA Investment Technologies, Inc. and Morningstar Inc., independent services that monitor the performance of mutual funds. The performance of the Fund may also be compared to the Lehman Brothers Government Corporate Bond Index, the Consumer Price Index, the return on 90-day U.S. Treasury bills, long-term U.S. Treasury bonds, bank certificates of deposit, the Standard & Poor's 500 Stock Index and the Dow Jones Industrial Average. The Fund may also use total return performance data as reported in the following national financial and industry publications that monitor the performance of mutual funds: Money Magazine, Forbes, Business Week, Barron's, Investor's Daily, IBC/Donoghue's Money Fund Report and The Wall Street Journal.

      Performance will fluctuate, and any statement of performance should not be considered as representative of the future performance of the Fund. Shareholders should remember that performance is generally a function of the type and quality of instruments held by the Fund, operating expenses and market conditions. Any fees charged by financial institutions with respect to customer accounts through which Institutional Shares may be purchased, although not included in calculations of performance, will reduce performance results.

GENERAL INFORMATION
--------------------------------------------------------------------------------
Capital Shares

      The Fund is an open-end, diversified management investment company, organized under the laws of the State of Maryland on March 5, 1992 and is authorized to issue 75 million shares of capital stock, with a par value of $.001 per share. Shares have equal rights with respect to voting. Voting rights are not cumulative, so the holders of more than 50% of the outstanding shares voting together for the election of Directors may elect all the members of the Board of Directors of the Fund. In the event of liquidation or dissolution of the Fund, each share is entitled to its pro rata portion of the Fund's assets after all debts and expenses have been paid.


                                                                               9
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

      The Board of Directors is authorized to establish additional series of shares of capital stock, each of which would evidence interests in a separate portfolio of securities, and separate classes of each series of the Fund. The shares offered by this Prospectus have been designated: "Flag Investors Value Builder Fund Institutional Shares." The Board has no present intention of establishing any additional series of the Fund, but the Fund does have three other classes of shares in addition to the shares offered hereby: "Flag Investors Value Builder Fund Class A Shares" and "Flag Investors Value Builder Fund Class B Shares," which are offered by a separate prospectus and "Flag Investors Value Builder Fund Class D Shares," which are not currently being offered. Additional information concerning the Fund's Class A Shares and Class B Shares may be obtained by calling Alex. Brown at (800) 767-FLAG. Different classes of the Fund may be offered to certaininvestors and holders of such shares may be entitled to certain exchange privileges not offered to Institutional Shares. All classes of the Fund share a common investment objective, portfolio of investments and advisory fee, but the classes may have different distribution fees or sales load structures and the net asset value per share of the classes may differ at times.

Annual Meetings

      Unless required under applicable Maryland law, the Fund does not expect to hold annual meetings of shareholders. However, shareholders of the Fund retain the right, under certain circumstances, to request that a meeting of shareholders be held for the purpose of considering the removal of a Director from office, and if such a request is made, the Fund will assist with shareholder communications in connection with the meeting.

Reports

The Fund furnishes shareholders with semi-annual reports containing information about the Fund and its operations, including a list of investments held in the Fund's portfolio and financial statements. The annual financial statements are audited by the Fund's independent accountants, Coopers & Lybrand L.L.P.

Shareholder Inquiries

      Shareholders with inquiries concerning their Institutional Shares should contact the Fund at (800) 767-FLAG, the Transfer Agent at (800) 553-8080 or a Participating Dealer, as appropriate.


10
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                    FLAG INVESTORS VALUE BUILDER FUND, INC.
                            (INSTITUTIONAL SHARES)
                            NEW ACCOUNT APPLICATION
--------------------------------------------------------------------------------


Send completed Application by overnight carrier to:
  Flag Investors Funds
  330 West Ninth Street, First Floor
  Kansas City, MO 64105
  Attn: Flag Investors Value Builder Fund, Inc.

For assistance in completing this Application please call: 1-800-553-8080, Monday through Friday, 8:30 a.m. to 5:30 p.m. (Eastern Time).

If you are paying by check, make check payable to "Flag Investors Value Builder Fund, Inc." and mail with this Application. If you are paying by wire, see instructions below.
--------------------------------------------------------------------------------
                    Your Account Registration (Please Print)


Name on Account

---------------------------------------------------------------
Name of Corporation, Trust or Partnership

------------------------------------------------
Tax ID Number
[ ] Corporation [ ] Partnership [ ] Trust
[ ] Non-Profit or Charitable Organization [ ] Other _______
If a Trust, please provide the following:

--------------------------------------------------------------
Date of Trust                             For the Benefit of

--------------------------------------------------------------
Name of Trustees (if to be included in the Registration)

Mailing Address

--------------------------------------------------------------
Name of Individual to Receive Correspondence

--------------------------------------------------------------
Street

--------------------------------------------------------------
City                                 State          Zip

(    )
--------------------------------------------------------------
Daytime Place

                               Initial Investment

The minimum initial purchase for the Institutional Shares of the Fund is $500,000, except that the minimum initial purchase is $1,000,000 for qualified retirement plans. There is no minimum for clients of investment advisory affiliates of BT Alex. Brown Incorporated or for subsequent investments.

Indicate the amount to be invested and the method of payment:

__ A. By Mail: Enclosed is a check in the amount of $________ payable to Flag Investors Value Builder Fund, Inc.

__ B. By Wire: A bank wire in the amount of $______________ has been sent from__________________ _______________________
       Name of Bank      Wire Control Number

 Wire Instructions
     Follow the instructions below to arrange for a wire transfer for initial investment:

     o Send completed Application by overnight carrier to BT Alex. Brown Incorporated/Flag Investors Funds at the address listed above.
     o Call 1-800-553-8080 to obtain new investor's Fund account number.
     o Wire payment of the purchase price to Investors Fiduciary
       Trust Company ("IFTC"), as follows:
       IFTC
       a/c BT Alex. Brown Incorporated/Flag Investors Funds
       Acct. # 7528167
       ABA # 1010-0362-1
       Kansas City, Missouri 64105
     Please include the following information in the wire:

     o Flag Investors Value Builder Fund, Inc. -- Institutional Shares
     o The amount to be invested
     o "For further credit to _________________________________ ."
                               (Investor's Fund Account Number)
--------------------------------------------------------------------------------
                              Distribution Options

Please check appropriate boxes. If none of the options are selected, all distributions will be reinvested in additional Institutional Shares of the Fund.


     Income Dividends                     Capital Gains
     [ ] Reinvested in additional shares  [ ] Reinvested in additional shares
     [ ] Paid in cash                     [ ] Paid in cash
--------------------------------------------------------------------------------

                             Telephone Transactions

I understand that I will automatically have telephone redemption privileges (for amounts up to $500,000) and exchange privileges (with respect to Institutional Shares of other Flag Investors Funds) unless I mark one or both of the boxes below:
  No, I do not want: [ ] Telephone redemption privileges [ ] Telephone exchange privileges

       Redemptions effected by telephone will be wired to the bank account designated below.
--------------------------------------------------------------------------------
                            Bank Account Designation

                        (This Section Must Be Completed)

Please attach a blank, voided check to provide account and bank routing information.

--------------------------------------------------------------------------------
Name of Bank                             Branch

--------------------------------------------------------------------------------
Bank Address                             City/State/Zip

--------------------------------------------------------------------------------
Name(s) on Account

--------------------------------------------------------------------------------
Account Number                           A.B.A. Number
                                                                             A-1

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                    Acknowledgment, Certificate and Signature
--------------------------------------------------------------------------------
The Fund may be required to withhold and remit to the U.S. Treasury 31% of any taxable dividends, capital gains distributions and redemption proceeds paid to any individual or certain other non-corporate shareholders who fail to provide the information and/or certifications required below. This backup withholding is not an additional tax, and any amounts withheld may be credited against the shareholder's ultimate U.S. tax liability.
By signing this Application, I hereby certify under penalties of perjury that the information on this Application is complete and correct and that as required by federal law: (Please check applicable boxes)
[ ] U.S. Citizen/Taxpayer:
    [ ] I certify that (1) the number shown above on this form is the correct
        Tax ID Number and (2) I am not subject to any backup withholding either because (a) I am exempt from backup withholding, or (b) I have not been notified by the Internal Revenue Service ("IRS") that I am subject to backup withholding as a result of a failure to report all interest or dividends, or (c) the IRS has notified me that I am no longer subject to backup withholding.
    [ ] If no Tax ID Number has been provided above, I have applied, or intend to apply, to the IRS for a Tax ID Number, and I understand that if I do not provide such number to the Transfer Agent within 60 days of the date of this Application or if I fail to furnish my correct Tax ID Number, I may be subject to a penalty and a 31% backup withholding on distributions and redemption proceeds. (Please provide your Tax ID Number on IRS Form W-9. You may request such form by calling the Transfer Agent at 800-553-8080.)

[ ] Non-U.S. Citizen/Taxpayer: Indicated country of residence for tax purposes: ____________________________
    Under penalties of perjury, I certify that I am not a U.S. citizen or resident and I am an exempt foreign person as defined by the Internal Revenue Service.
-------------------------------------------------------------------------------

I have received a copy of the Fund's prospectus dated August 1, 1997, as supplemented through September 1, 1997. I acknowledge that the telephone redemption and exchange privileges are automatic and will be effected as described in the Fund's current prospectus (see "Telephone Transactions"). I also acknowledge that I may bear the risk of loss in the event of fraudulent use of such privileges. If I do not want telephone redemption or exchange privileges, I have so indicated on this Application.
--------------------------------------------------------------------------------
The Internal Revenue Service does not require your consent to any provision of this document other than the certifications required to avoid backup withholding.
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Signature of Corporate Officer, General Partner, Trustee, etc.          Date

--------------------------------------------------------------------------------
Signature of Corporate Officer, General Partner, Trustee, etc.          Date

                  Person(s) Authorized to Conduct Transactions

The following person(s) ("Authorized Person(s)") are currently officers, trustees, general partners or other authorized agents of the investor. Any ________ * of the Authorized Person(s) is, by lawful and appropriate action of the investor, a person entitled to give instructions regarding purchases and redemptions or make inquiries regarding the Account.


-----------------------------                ---------------------------------
Name/Title                                   Signature              Date

-----------------------------                ---------------------------------
Name/Title                                   Signature              Date

-----------------------------                ---------------------------------
Name/Title                                   Signature              Date

-----------------------------                ---------------------------------
Name/Title                                   Signature              Date

The signature appearing to the right of each Authorized Person is that person's signature. Investment Company Capital Corp. ("ICC") may, without inquiry, act upon the instructions (whether verbal, written, or provided by wire, telecommunication, or any other process) of any person claiming to be an Authorized Person. Neither ICC nor any entity on behalf of which ICC is acting shall be liable for any claims or expenses (including legal fees) or for any losses resulting from actions taken upon any instructions believed to be genuine. ICC may continue to rely on the instructions made by any person claiming to be an Authorized Person until it is informed through an amended Application that the person is no longer an Authorized Person and it has a reasonable period (not to exceed one week) to process the amended Application. Provisions of this Application shall be equally Applicable to any successor of ICC.
* If this space is left blank, any one Authorized Person is authorized to give instructions and make inquiries. Verbal instructions will be accepted from any one Authorized Person. Written instructions will require signatures of the number of Authorized Persons indicated in this space.
---------------------------------------------------------------------

                            Certificate of Authority

Investors must complete one of the following two Certificates of Authority.

Certificate A: FOR CORPORATIONS AND UNINCORPORATED ASSOCIATIONS (With a Board of Directors or Board of Trustees.)

I _________________________ , Secretary of the above-named investor, do hereby certify that at a meeting on_________ , at which a quorum was present throughout, the Board of Directors (Board of Trustees) of the investor duly adopted a resolution which is in full force and effect and in accordance with the investor's charter and by-laws, which resolution did the following: (1) empowered the officers/trustees executing this Application (or amendment) to do so on behalf of the investor; (2) empowered the above-named Authorized Person(s) to effect securities transactions for the investor on the terms described above;
(3) authorized the Secretary to certify, from time to time, the names and titles of the officers of the investor and to notify ICC when changes in officers occur; and (4) authorized the Secretary to certify that such a resolution has been duly adopted and will remain in full force and effect until ICC receives a duly-executed amendment to the Certification form.

Witness my hand and seal on behalf of the investor.


This___day of________ , 199__  Secretary_________________________________

The undersigned officer (other than the Secretary) hereby certifies that the foregoing instrument has been signed by the Secretary of the investor.

--------------------------------------------------------------------------------
Signature and title                                            Date

Certificate B: FOR PARTNERSHIPS AND TRUSTS (Even if you are the sole trustee)

The undersigned certify that they are all general partners/trustees of the investor and that they have done the following under the authority of the investor's partnership agreement/trust instrument: (1) empowered the general partner/trustee executing this Application (or amendment) to do so on behalf of the investor; (2) empowered the above-named Authorized Person(s) to effect securities transactions for the investor on the terms described above; (3) authorized the Secretary to certify, from time to time, the names of the general partners/trustees of the investor and to notify ICC when changes in general partners/trustees occur. This authorization will remain in full force and effect until ICC receives a further duly-executed certification. (If there are not enough spaces here for all necessary signatures, complete a separate certificate containing the language of this Certificate B and attach it to the Application).

--------------------------------------------------------------------------------
Signature and title                                             Date


--------------------------------------------------------------------------------
Signature and title                                             Date

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                    FLAG INVESTORS VALUE BUILDER FUND, INC.
                            (Institutional Shares)







                              Investment Advisor
                       INVESTMENT COMPANY CAPITAL CORP.
                               One South Street
                           Baltimore, Maryland 21202






                Sub-Advisor                            Distributor
      ALEX. BROWN INVESTMENT MANAGEMENT            ICC DISTRIBUTORS, INC.
             One South Street                         P.O. Box 7558
         Baltimore, Maryland 21202                 Portland, Maine 04101





             Transfer Agent                      Independent Accountants
     INVESTMENT COMPANY CAPITAL CORP.            COOPERS & LYBRAND L.L.P.
            One South Street                     2400 Eleven Penn Center
        Baltimore, Maryland 21202            Philadelphia, Pennsylvania 19103
            1-800-553-8080




              Custodian                             Fund Counsel
     PNC BANK, NATIONAL ASSOCIATION            MORGAN, LEWIS & BOCKIUS LLP
         Airport Business Park                  2000 One Logan Square
           200 Stevens Drive               Philadelphia, Pennsylvania 19103
       Lester, Pennsylvania 19113

--------------------------------------------------------------------------------